SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No. ----

     Post-Effective Amendment No. 56
                                 ----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  56
                   ----
                        (Check appropriate box or boxes.)

TOUCHSTONE STRATEGIC TRUST       FILE NOS. 811-3651 and 2-80859
------------------------------------------------------------------
(Exact name of Registrant as Specified in Charter)

221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
--------------------------------------------------------------------
(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
-----------------------------------------------------------------

Jill T. McGruder, 221 East Fourth Street, Cincinnati, OH 45202
----------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on ______________ pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[ ] on ______________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                           November 11, 2004
-------------------------------------------------------------------------------

TOUCHSTONE
INVESTMENTS

-------------------------------------------------------------------------------

                                   PROSPECTUS
-------------------------------------------------------------------------------

TOUCHSTONE LARGE CAP GROWTH FUND - CLASS I













 RESEARCH      O     DESIGN      O      SELECT      O      MONITOR


      The Securities and Exchange Commission has not approved the Fund's shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                             November 11, 2004

PROSPECTUS

TOUCHSTONE INVESTMENTS

TOUCHSTONE LARGE CAP GROWTH FUND - CLASS I


The Fund is a series of Touchstone Strategic Trust (the Trust), a group of equity mutual funds. The Trust is part of the Touchstone Funds that also includes Touchstone Investment Trust, a group of taxable bond and money market mutual funds, Touchstone Tax-Free Trust, a group of tax-free bond and money market mutual funds and Touchstone Variable Series Trust, a group of variable series funds. Each Touchstone Fund has a different investment goal and risk level. For further information about the Touchstone Funds, contact Touchstone at 1.800.543.0407.

TABLE OF CONTENTS                                                      Page
--------------------------------------------------------------------------------
Large Cap Growth Fund
--------------------------------------------------------------------------------
Investment Strategies and Risks
--------------------------------------------------------------------------------
The Fund's Management
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Investing With Touchstone
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Distributions and Taxes
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

LARGE CAP GROWTH FUND

The Fund's Investment Goal
-------------------------------------------------------------------------------
The Large Cap Growth Fund seeks long-term growth of capital.

Its Principal Investment Strategies
-------------------------------------------------------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large cap companies. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. A large cap company has a market capitalization of more than $10 billion.

The Fund is non-diversified and may invest up to 10% of its total assets in the securities of one company. The Fund may also invest up to 25% of its total assets in the securities of one industry. The Fund's investments may include companies in the technology sector.

The Fund is designed to achieve the highest possible returns while minimizing risk. The sub-advisor's selection process focuses on fast growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. These may include companies in the technology sector. The sub-advisor uses an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior returns compared to their risk characteristics. The sub-advisor mainly buys stocks of companies that it believes are poised to rise in price. The investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate and operating margin expansion.

The sub-advisor attempts to uncover stocks with strong return potential and acceptable risk characteristics. The sub-advisor uses its proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above average market returns and risk levels that are reasonable for higher return rates. The sub-advisor then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria. Stocks with the best combination of growth ratios are blended into the Fund's portfolio.

Every quarter the sub-advisor evaluates its tests and re-weights their influence on the computer models as necessary. This allows the sub-advisor to continuously monitor which factors appear to be currently in favor in the financial markets. If a security does not meet the criteria of the sub-advisor's reward/risk ratio and there are other available securities that do, the sub-advisor will probably sell the security that does not meet its criteria.

The Key Risks
------------------------------------------------------------------------------
The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

        o   If the stock market as a whole goes down
        o Because large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
        o If the market continually values the stocks in the Fund's portfolio lower than the sub-advisor believes they should be valued
        o If the quantitative analysis of companies in the stock screening process is not accurate
        o If the companies in which the Fund invests do not grow as rapidly or increase in value as expected
        o   Because the Fund may invest in the technology sector which at times may be subject to greater market fluctuation than other sectors
        o   Because growth oriented funds may underperform when value investing is in favor
        o Because a non-diversified fund may hold a significant percentage of its assets in the securities of one company, it may be more sensitive to market changes than a diversified fund

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of this Prospectus.

The Fund's Performance
-------------------------------------------------------------------------------
Since Class I shares have not operated for a full calendar year, the performance shown is for Class A shares, which are not offered in this Prospectus. The bar chart and table below give some indication of the risks of investing in Class A shares of the Fund. The bar chart shows the Fund's Class A performance during its operations. The bar chart does not reflect any sales charges, which would reduce your return. Class I shares would have annual returns substantially similar to those of Class A shares because both classes invest in the same portfolio of securities. The annual returns would differ to the extent that the two classes do not have the same expenses. Class A shares are subject to Rule 12b-1 distribution fees and a front-end sales charge, while Class I shares are not subject to any distribution fees or sales charge.

LARGE CAP GROWTH FUND -- CLASS A TOTAL RETURNS*

YEAR            TOTAL RETURN
1998                41.17%                     Best Quarter:
                                               4th Quarter 1999   +40.00%
1999                63.03%
                                               Worst Quarter:
2000                -7.66%                     1st Quarter 2001   -27.98%

2001               -23.47%

2002               -26.70%

2003                35.60%

The year-to-date return for the Fund's Class A shares as of September 30, 2004 is ____%.

*Effective October 6, 2003, substantially all of the assets of the Navellier Large Cap Growth Portfolio, a series of The Navellier Millennium Funds, and the Navellier Large Cap Growth Portfolio, a series of The Navellier Performance Funds, were transferred into the Touchstone Large Cap Growth Fund for which shareholders of the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio received shares of the Touchstone Large Cap Growth Fund. The performance and accounting history of the Navellier Performance Large Cap Growth Portfolio have been assumed by the Touchstone Large Cap Growth Fund and are reflected in the bar chart above and performance table below. On October 6, 2003, the Fund replaced its sub-advisor, Fort Washington Investment Advisors, Inc., with Navellier Management, Inc. Thereafter, Navellier & Associates, Inc. assumed the sub-advisory duties of its sister company, Navellier Management, Inc.

The table compares the Fund's average annual total returns to those of the Russell 1000 Growth Index. The table shows the effect of the applicable sales charge. The returns shown in the table are for Class A shares only. There is no performance information for Class I, Class B or Class C shares since they have not operated for a full calendar year. The returns for other classes of shares offered by the Fund, including Class I shares, will differ from the Class A returns.

The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2003

                                                                                                 Since Class
                                                                         1 Year      5 Years     Started1
-------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND CLASS A
Return Before Taxes                                                       27.84%      1.54%        7.68%
Return After Taxes on Distributions2                                      27.84%      1.52%        7.66%
Return After Taxes on Distributions and Sale of Fund Shares               18.10%      1.31%        6.68%
Russell 1000 Growth Index3                                                29.75%     -5.11%        1.57%
--------------------------------------------------------------------------------------------------------------

1  Class A shares began operations on December 19, 1997.
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns do not apply to investors who hold shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
3 The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 securities with higher price-to-book ratios and higher forecasted growth values. (The Russell 1000 securities offer investors access to the extensive large cap segment of the U.S. equity universe representing approximately 92% of the U.S. market.) The Index reflects no deductions for fees, expenses or taxes.

The Fund's Fees and Expenses
-------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Class I shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT). There are no shareholder transaction fees.

                                            ANNUAL FUND OPERATING EXPENSES
                                   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-------------------------------------------------------------------------------
Management Fees                                             0.75%
-------------------------------------------------------------------------------
Other Expenses1                                             0.37%
-------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                        1.12%
-------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement                     0.07%
-------------------------------------------------------------------------------
Net Expenses2                                               1.05%
------------------------------------------------------------------------------

1    Other Expenses are based on estimated amounts for the current fiscal year.
2 Pursuant to a written contract between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit Net Expenses to 1.05%. Touchstone Advisors has agreed to maintain these expense limitations until at least March 31, 2006.

EXAMPLE. The following example should help you compare the cost of investing in Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in Class I shares for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
1 Year            $   107
3 Years           $   349
5 Years           $   610
10 Years          $ 1,357
------------------------------------------------------------------------------

The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the written contract with Touchstone Advisors for periods after year 1.

INVESTMENT STRATEGIES AND RISKS

Can the Fund Depart From its Normal Strategies?
-------------------------------------------------------------------------------
The Fund may depart from its investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the sub-advisor is unable to identify attractive investment opportunities. The Fund's temporary investments may include debt securities, money market funds or cash equivalents. During these times, the Fund may not achieve its investment goal.

Can the Fund Change its Investment Goal?
-------------------------------------------------------------------------------
The Fund may change its investment goal by a vote of the Board of Trustees without shareholder approval. You would be notified at least 30 days before any such change takes effect.

Does the Fund Engage in Active Trading of Securities?
------------------------------------------------------------------------------
The Fund may engage in active trading to achieve its investment goal. This may cause the Fund to realize higher capital gains, which would be passed on to you. Higher capital gains could increase your tax liability. Frequent trading also increases transaction costs, which would lower the Fund's performance.

Does the Fund Have Other Investment Strategies, in Addition to its Principal Investment Strategies?
-------------------------------------------------------------------------------
The Fund may also invest in:
  o American Depository Receipts (ADRs) (up to 15% of total assets)
  o Investment grade debt securities, cash or cash equivalents

ADRS are securities that represent an ownership interest in a foreign security. They are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges.

INVESTMENT GRADE DEBT SECURITIES are generally rated BBB or better by Standard & Poor's Rating Service and Fitch Ratings or Baa or better by Moody's Investors Service, Inc.

What are the Risks of Investing in the Fund?
-------------------------------------------------------------------------------

THE PRINCIPAL RISKS OF INVESTING IN THE FUND ARE LISTED BELOW.

MARKET RISK. A fund that invests in common stocks is subject to stock market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into three broad market capitalization categories - large cap, mid cap and small cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of small or mid cap companies, investors may migrate to the stocks of small and mid-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The price of stocks tends to go up and down more than the price of bonds.

o Large Cap Companies. Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

o Technology Securities. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete and the risk that new products will not meet expectations or even reach the market.

NON-DIVERSIFICATION RISK. A non-diversified fund may invest a significant percentage of its assets in the securities of a single company. Because the Fund's holdings may be concentrated in a single company, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

INVESTMENT STYLE RISK. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

THE FUND'S OTHER RISKS ARE LISTED BELOW.

FOREIGN INVESTING. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

INTEREST RATE RISK. A fund that invests in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The debt securities in the Fund's portfolio are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

THE FUND'S MANAGEMENT

Investment Advisor
-------------------------------------------------------------------------------
TOUCHSTONE ADVISORS, INC. (THE "ADVISOR" OR "TOUCHSTONE ADVISORS")
221 East Fourth Street, Cincinnati, Ohio 45202

Touchstone Advisors is responsible for selecting the Fund's sub-advisor, subject to review by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating the Fund's sub-advisor, including:

      o Level of knowledge and skill
      o Performance as compared to its peers or benchmark
      o Consistency of performance over 5 years or more
      o Level of compliance with investment rules and strategies
      o Employees, facilities and financial strength
      o Quality of service

Touchstone Advisors will also continually monitor the performance of the Fund's sub-advisor through various analyses and through in-person, telephone and written consultations with the sub-advisor. Touchstone Advisors discusses its expectations for performance with the sub-advisor. Touchstone Advisors provides written evaluations and recommendations to the Board of Trustees, including whether or not a sub-advisor's contract should be renewed, modified or terminated.

Touchstone Advisors has been registered as an investment advisor under the Investment Advisers Act of 1940, as amended, since 1994. As of December 31, 2003, Touchstone Advisors had approximately $2.6 billion in assets under management.

The Trust and Touchstone Advisors have applied for, and the Securities and Exchange Commission has granted, an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change investment advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of the Fund will be notified of any changes in its sub-advisor.

Touchstone Advisors is also responsible for running all of the operations of the Fund, except for those that are subcontracted to the sub-advisor, custodian, transfer and accounting agent and administrator. The Fund pays Touchstone Advisors a fee for its services. Out of this fee Touchstone Advisors pays the Fund sub-advisor a fee for its services. The advisory fee paid by the Fund during its most recent fiscal year was 0.75% of its average daily net assets.

Fund Sub-Advisor
-------------------------------------------------------------------------------
NAVELLIER & ASSOCIATES, INC. (the Sub-Advisor or Navellier)
One East Liberty, Third Floor, Reno, Nevada 89501

Navellier has been registered as an investment advisor since 1987 and provides investment advisory services to individuals, institutions and mutual funds. Navellier makes the day-to-day decisions regarding buying and selling specific securities for the Fund, according to its investment goals and strategies. Navellier has managed the Fund since 2004 and its sister company, Navellier Management, Inc. managed the Fund form its inception until 2004.

Louis G. Navellier and Shawn C. Price are primarily responsible for managing the Fund and have managed the Fund since its inception. Mr. Navellier has been the President and Chief Executive Officer of Navellier since 1998 and Mr. Price has been a Portfolio Manager for Navellier since 1991.

The sub-advisory fee paid by Touchstone Advisors to Navellier during the Fund's most recent fiscal year was 0.45% of the Fund's average daily net assets.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals. The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are offered in a separate prospectus. For more information about these shares, telephone Touchstone Securities, Inc. (Touchstone) (Nationwide call toll-free 1.800.543.0407) or your financial adviser.

PRINCIPAL UNDERWRITER. Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of the Fund or other Touchstone Funds. Additional compensation is limited to such dealers. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs.

Opening an Account
-------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined as of 4:00 p.m. Eastern time on the day that your account is closed.

o You may invest in Class I shares by establishing an account through financial institutions that have appropriate selling agreements with Touchstone.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus.

o The minimum amount for initial investments in Class I shares of the Fund is $10,000. There is no minimum amount for additional investments.

o Your financial institution will act as the shareholder of record of your Class I shares.

o Touchstone reserves the right to reject any purchase request that it regards as disruptive to efficient portfolio management, including exchanges from other Touchstone Funds. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

o Purchase orders received by financial institutions before the close of the regular session of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern time, are processed at that day's net asset value (NAV). Purchase orders received by financial institutions after the close of the regular session of trading on the NYSE are processed at the NAV next determined on the following business day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.

o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after such order is received in proper form.

o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.

o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.

o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.

o For more information about how to purchase shares, telephone Touchstone (Nationwide call toll-free 1.800.543.0407) or your financial institution.

EXCHANGES. You may exchange Class I shares of the Fund for Class I shares of another Touchstone Fund at NAV.

o        You do not have to pay a fee for your exchange.

o You should review the disclosure provided in the Prospectus relating to the exchanged-for shares carefully before making an exchange of your Fund shares.

PURCHASES WITH SECURITIES. Shares may be purchased by tendering payment in-kind in the form of marketable securities, including but not limited to, shares of common stock, provided the acquisition of such securities is consistent with the Fund's investment goal and is otherwise acceptable to the Sub-Advisor.

AUTOMATIC INVESTMENT OPTIONS. Dividends and capital gains will be automatically reinvested in the Fund unless you indicate otherwise. You may also choose to have your dividends or capital gains paid to you in cash.

Selling Your Shares
-------------------------------------------------------------------------------
You may sell some or all of your shares through your financial institution on any day that the Fund calculates its NAV. If the request is received by your financial institution in proper form before the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

o Your financial institution may charge you a fee for selling your shares.

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.

o Your financial institution will be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.

Receiving Sale Proceeds
-------------------------------------------------------------------------------
Touchstone will forward the proceeds of your sale to your financial institution within 7 days (normally within 3 business days) after receipt of a proper request. Proceeds that are sent to your financial institution will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial institution may benefit from the use of your money.

DELAY OF PAYMENT. It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o   When the NYSE is closed for other than customary weekends and holidays
o   When trading on the NYSE is restricted
o When an emergency situation causes the Fund's sub-advisor to not be reasonably able to dispose of certain securities or to fairly determine the value of the Fund's net assets
o   During any other time when the SEC, by order, permits.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, the Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value.

Pricing of Fund Shares
-------------------------------------------------------------------------------
The Fund's share price (also called NAV) is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the NYSE is open. The Fund calculates its NAV per share, generally using market prices, by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next share price determined after your purchase or sale order is received in proper form by Touchstone or your financial institution.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined by the Board of Trustees (or under their direction). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

     o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost.
     o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the current quoted bid price.
     o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV.
     o Because portfolio securities that are primarily listed on a non-U.S. exchange may trade on weekends or other days when the Fund does not price its shares, the Fund's NAV may change on days when shareholders will not be able to buy or sell shares.

DISTRIBUTIONS AND TAXES

ooo SPECIAL TAX CONSIDERATION
You should consult with your tax advisor to address your own tax situation.

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by the Fund will be made at least annually.

Tax Information
--------------------------------------------------------------------------------
DISTRIBUTIONS. The Fund will make distributions of dividends that may be taxed at the rate of 15% (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you reinvest such dividends in additional shares of the Fund or choose to receive cash.

ORDINARY INCOME. Income and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. To the extent the underlying income of the Fund consists of qualified dividend income, income distributions by the Fund may be subject to a maximum rate of federal income tax of 15% for individuals and may qualify for the dividends received deduction for corporations.

LONG-TERM CAPITAL GAINS. Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

OOO SPECIAL TAX CONSIDERATION
For federal income tax purposes, an exchange of shares is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes and distributions paid by the Fund during the prior taxable year.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods ended December 31, 2003 and thereafter was audited by Ernst & Young LLP, whose report along with the Fund's financial statements is included in the Annual Report, which is available upon request. Information for prior periods was audited by other independent accountants. Information for Class I shares is not available since this class began operations in November 2004. The returns for Class I shares may differ from the returns of other classes of shares due to differences in expenses among the classes.

LARGE CAP GROWTH FUND - CLASS A
--------------------------------------------------------------------------------

===============================================================================================================================
                                                                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------------------
                                              THREE
                                              MONTHS
                                               ENDED                               YEAR ENDED DECEMBER 31,
                                             MARCH 31,       ------------------------------------------------------------------
                                              2004(A)           2003          2002          2001         2000          1999
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....  $  16.53        $  12.19       $  16.63     $  21.73      $  23.59      $  14.47
                                             ----------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment loss ....................     (0.03)          (0.07)         (0.12)       (0.13)        (0.20)        (0.12)
   Net realized and unrealized gains
      (losses) on investments .............      0.81           (4.41)         (4.32)       (0.97)        (1.61)         9.24
                                             ----------------------------------------------------------------------------------
Total from investment operations ..........      0.78           (4.34)         (4.44)       (0.10)        (1.81)         9.12
                                             ----------------------------------------------------------------------------------

Distributions from net realized gains .....        --              --             --          --          (0.05)           --
                                             ================================================================================

Net asset value at end of period ..........  $  17.31        $  16.53       $  12.19     $  16.63      $  21.73      $  23.59
                                             ================================================================================

Total return(B) ...........................     4.72%(C)       35.60%         26.70       (23.47%)       (7.66%)       63.03%
                                             ================================================================================

Net assets at end of period (000's) .......  $ 69,860        $ 62,187       $ 13,831     $ 20,835      $ 44,068      $ 12,667

Ratio of net expenses to
   average net assets .....................     1.30%(D)        1.39%          1.49         1.49%         1.48%         1.49%

Ratio of net investment loss to
   average net assets .....................    (0.78%)(D)      (0.93%)        (0.82)       (0.82%)       (1.14%)       (0.99%)

Portfolio turnover ........................       60%(D)          60%(E)        115          115%           54%           75%

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier funds.

LARGE CAP GROWTH FUND - CLASS B
--------------------------------------------------------------------------------

=============================================================================
                PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------
                                                       THREE
                                                       MONTHS       PERIOD
                                                       ENDED        ENDED
                                                     MARCH 31,   DECEMBER 31,
                                                      2004(A)      2003(B)
-----------------------------------------------------------------------------
Net asset value at beginning of period ...........   $ 16.50      $ 15.45
                                                     --------------------
Income (loss) from investment operations:
   Net investment loss ...........................     (0.03)       (0.06)
   Net realized and unrealized gains
      on investments .............................      0.77         1.11
                                                     --------------------
Total from investment operations .................      0.74         1.05
                                                     --------------------

Net asset value at end of period .................   $ 17.24      $ 16.50
                                                     ====================

Total return(C) ..................................     4.48%        6.80%
                                                     ====================

Net assets at end of period (000's) ..............   $ 1,897      $ 1,003
                                                     ====================

Ratio of net expenses to average net assets ......     2.25%(D)     2.22%(D)

Ratio of net investment loss to average net assets    (1.71%)(D)   (1.80%)(D)

Portfolio turnover rate(D) .......................       60%          60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D)  Annualized.

(E) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier funds.

LARGE CAP GROWTH FUND - CLASS C
--------------------------------------------------------------------------------

===============================================================================
                  PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------
                                                       THREE
                                                       MONTHS         PERIOD
                                                       ENDED          ENDED
                                                     MARCH 31,     DECEMBER 31,
                                                      2004(A)        2003(B)
-------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $ 16.50        $ 15.45
                                                     ----------------------
Income (loss) from investment operations:
   Net investment loss ...........................     (0.04)         (0.05)
   Net realized and unrealized gains
      on investments .............................      0.78           1.10
                                                     ----------------------
Total from investment operations .................      0.74           1.05
                                                     ----------------------

Net asset value at end of period .................   $ 17.24        $ 16.50
                                                     ======================

Total return(C) ..................................     4.48%          6.80%
                                                     ======================

Net assets at end of period (000's) ..............   $ 4,310        $ 2,465
                                                     ======================

Ratio of net expenses to average net assets ......     2.25%(D)       2.21%(D)

Ratio of net investment loss to average net assets    (1.70%)(D)     (1.78%)(D)

Portfolio turnover rate(D) .......................       60%            60%(E)

(A) Effective after the close of business on December 31, 2003, the Fund changed its fiscal year end to March 31.

(B) Represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

(C) Total returns shown exclude the effect of applicable sales loads and are not annualized.

(D)  Annualized.

(E) Reflects the portfolio turnover rate after realignment of the portfolio in connection with the acquisitions of the Navellier funds.

Touchstone Investments

DISTRIBUTOR
Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133
1.800.638.8194
www.touchstoneinvestments.com
-----------------------------

INVESTMENT ADVISOR
Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133

TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354

SHAREHOLDER SERVICE
1.800.543.0407

A Member of Western & Southern Financial Group

For investors who want more information about the Fund, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS: The Fund's annual and semiannual reports provide additional information about the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can get free copies of the SAI, the reports, other information and answers to your questions about the Fund by contacting your financial advisor, or the Fund at:

Touchstone Funds
P.O. Box 5354
Cincinnati, Ohio 45201-5354
1.800.543.0407
http://www.touchstoneinvestments.com

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. You can receive information about the operation of the public reference room by calling the SEC at 1.202.942.8090.

Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Room of the SEC, 450 Fifth Street N.W., Washington, D.C. 20549-0102, or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3651

                           TOUCHSTONE STRATEGIC TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                               November 11, 2004

                         Large Cap Growth Fund - Class I

This Statement of Additional Information is not a prospectus. It should be read together with the prospectus dated November 11, 2004 for Class I shares of the Large Cap Growth Fund. The Fund's financial statements are contained in its Annual Report, which is incorporated by reference into this Statement of Additional Information. You may receive a copy of the Fund's Prospectus or most recent Annual or Semiannual Report by writing the Trust at 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202-4133, by calling the Trust nationwide toll-free 800-543-0407, in Cincinnati 362-4921, or by visiting our website at touchstoneinvestments.com.

                       STATEMENT OF ADDITIONAL INFORMATION

                           Touchstone Strategic Trust
                        221 East Fourth Street, Suite 300
                           Cincinnati, Ohio 45202-4133

                                TABLE OF CONTENTS
                                                              Page

THE TRUST.......................................................3

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS...................4

INVESTMENT RESTRICTIONS........................................11

TRUSTEES AND OFFICERS..........................................13

THE INVESTMENT ADVISOR AND SUB-ADVISOR........................ 18

PROXY VOTING PROCEDURES........................................21

THE DISTRIBUTOR................................................22

SECURITIES TRANSACTIONS........................................23

CODE OF ETHICS.................................................24

PORTFOLIO TURNOVER.............................................24

CALCULATION OF SHARE PRICE.....................................25

CHOOSING A SHARE CLASS.........................................25

EXCHANGES AND REDEMPTIONS......................................27

TAXES..........................................................28

HISTORICAL PERFORMANCE INFORMATION.............................31

PRINCIPAL SECURITY HOLDERS.....................................35

CUSTODIAN......................................................35

AUDITORS.......................................................35

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT..................36

FINANCIAL STATEMENTS...........................................36

APPENDIX.......................................................37

THE TRUST
----------
Touchstone Strategic Trust (the "Trust"), formerly Countrywide Strategic Trust, an open-end, diversified management investment company, was organized as a Massachusetts business trust on November 18, 1982. The Trust currently offers seven series of shares to investors: the Large Cap Growth Fund (formerly the Equity Fund), the Micro Cap Growth Fund, the Growth Opportunities Fund (formerly the Growth/Value Fund), the Emerging Growth Fund, the Value Plus Fund, the Large Cap Core Equity Fund (formerly the Enhanced 30 Fund) and the Small Cap Growth Fund. This Statement of Additional Information contains information about Class I shares of the Large Cap Growth Fund (the "Fund"). Information about other series of the Trust is contained in a separate Statement of Additional Information. The Fund has its own investment goal and policies.

Pursuant to an Agreement and Plan of Reorganization dated June 30, 2003, the Large Cap Growth Fund series of the Trust was reorganized by acquiring the Navellier Millennium Large Cap Growth Portfolio and the Navellier Performance Large Cap Growth Portfolio. The investment goal and fundamental restrictions of the Touchstone Large Cap Growth Fund did not change, but certain investment strategies changed as a result of the reorganization. The financial data and performance in this Statement of Additional Information with respect to the Large Cap Growth Fund are carried forward from the Navellier Performance Large Cap Growth Portfolio.

Shares of the Fund have equal voting rights and liquidation rights. The Fund shall vote separately on matters submitted to a vote of the shareholders except in matters where a vote of all series of the Trust in the aggregate is required by the Investment Company Act of 1940, as amended (the "1940 Act") or otherwise. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon the removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trust. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interest in the assets belonging to the Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to the Fund are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. Generally, the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his express consent.

Class A, Class B, Class C and Class I shares of the Fund represent an interest in the same assets of the Fund, have the same rights and are identical in all material respects except that (i) each class of shares may bear different (or no) distribution fees; (ii) each class of shares is subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Under Massachusetts law, under certain circumstances, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of the Trust as does a partner of a partnership. However, numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts and the Trust is not aware of an instance where such result has occurred. In addition, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust. The Trust Agreement also provides for the indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Moreover, it provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. As a result, and particularly because the Trust assets are readily marketable and ordinarily substantially exceed liabilities, management believes that the risk of shareholder liability is slight and limited to circumstances in which the Trust itself would be unable to meet its obligations. Management believes that, in view of the above, the risk of personal liability is remote.

DEFINITIONS, POLICIES AND RISK CONSIDERATIONS
---------------------------------------------

The Fund has its own investment goal, strategies and related risks. There can be no assurance that the Fund's investment goal will be met. The investment goal and practices of the Fund are nonfundamental policies that may be changed by the Board of Trustees without shareholder approval, except in those instances where shareholder approval is expressly required. If there is a change in the Fund's investment goal, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. The investment restrictions of the Fund are fundamental and can only be changed by vote of a majority of the Fund's outstanding shares.

A more detailed discussion of some of the terms used and investment policies described in the Prospectus (see "Investment Strategies and Risks") appears below:

ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are referred to as "private placements" or "restricted securities" and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted securities or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them, which would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the "SEC") has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act on resales of certain securities to qualified institutional buyers. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Fund Sub-Advisor will monitor the liquidity of Rule 144A securities in the Fund's portfolio under the supervision of the Board of Trustees. In reaching liquidity decisions, the Fund Sub-Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

The Fund may not invest more than 15% of its net assets in securities that are illiquid or otherwise not readily marketable. If a security becomes illiquid after purchase by the Fund, the Fund will normally sell the security unless it would not be in the best interests of shareholders to do so.

The Fund may purchase securities in the United States that are not registered for sale under federal securities laws but which can be resold to institutions under SEC Rule 144A or under an exemption from such laws. Provided that a dealer or institutional trading market in such securities exists, these restricted securities or Rule 144A securities are treated as exempt from the Fund's limit on illiquid securities. The Board of Trustees of the Trust, with advice and information from the Fund Sub-Advisor, will determine the liquidity of restricted securities or Rule 144A securities by looking at factors such as trading activity and the availability of reliable price information and, through reports from the Fund Sub-Advisor, the Board of Trustees of the Trust will monitor trading activity in restricted securities. If institutional trading in restricted securities or Rule 144A securities were to decline, the Fund's illiquidity could increase and the Fund could be adversely affected.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to disposition under federal securities laws and is generally sold to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Fund Sub-Advisor believes that Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund Sub-Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund does not intend to subject such paper to the limitation applicable to restricted securities.

The Fund will not invest more than 10% of its total assets in restricted securities (excluding Rule 144A securities).

FOREIGN SECURITIES

Investing in securities issued by foreign companies and governments involves considerations and potential risks not typically associated with investing in obligations issued by the U.S. Government and domestic corporations. Less information may be available about foreign companies than about domestic companies and foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, restrictions or prohibitions on the repatriation of foreign currencies, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are also incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions and custody fees are generally higher than those charged in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended clearance and settlement periods.

CURRENCY EXCHANGE RATES. The Fund's share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund's investments are denominated strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

ADRS, ADSS, EDRS AND CDRS. ADRs and ADSs are U.S. dollar-denominated receipts typically issued by domestic banks or trust companies that represent the deposit with those entities of securities of a foreign issuer. They are publicly traded on exchanges or over-the-counter in the United States. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), may also be purchased by the Fund. EDRs and CDRs are generally issued by foreign banks and evidence ownership of either foreign or domestic securities. Certain institutions issuing ADRs, ADSs or EDRs may not be sponsored by the issuer of the underlying foreign securities. A non-sponsored depository may not provide the same shareholder information that a sponsored depository is required to provide under its contractual arrangements with the issuer of the underlying foreign securities.

FIXED-INCOME AND OTHER DEBT SECURITIES

Fixed-income and other debt instrument securities include all bonds, debentures and U.S. Government securities. The market value of fixed-income obligations of the Fund will be affected by general changes in interest rates that will result in increases or decreases in the value of the obligations held by the Fund. The market value of the obligations held by the Fund can be expected to vary inversely to changes in prevailing interest rates. As a result, shareholders should anticipate that the market value of the obligations held by the Fund generally would increase when prevailing interest rates are declining and generally will decrease when prevailing interest rates are rising. Shareholders also should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.

Ratings made available by Standard & Poor's Rating Service ("S&P"), Moody's Investors Services, Inc. ("Moody's") and Fitch Ratings ("Fitch") are relative and subjective and are not absolute standards of quality. Although these ratings are initial criteria for selection of portfolio investments, the Fund Sub-Advisor also will make its own evaluation of these securities. Among the factors that will be considered are the long-term ability of the issuers to pay principal and interest and general economic trends.

Fixed-income securities may be purchased on a when-issued or delayed-delivery basis. See "When-Issued and Delayed-Delivery Securities" below.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. For a description of commercial paper ratings, see the Appendix.

MEDIUM AND UNRATED SECURITIES. Securities rated in the fourth highest category by a rating organization although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than is the case with respect to issuers of higher grade bonds.

The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the Fund Sub-Advisor will consider this event in its determination of whether the Fund should continue to hold the securities.

CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES AND TIME DEPOSITS. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Fund will not invest more than 15% of its net assets in time deposits maturing in more than seven days.

BORROWING AND LENDING

BORROWING. The Fund may borrow money from banks (including its custodian bank) or from other lenders to the extent permitted under applicable law, for temporary or emergency purposes and to meet redemptions and may pledge its assets to secure such borrowings. The 1940 Act requires the Fund to maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Fund would be required to reduce its borrowings within three days to the extent necessary to meet the requirements of the 1940 Act. To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so. In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial. The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

The Fund will not make any borrowing that would cause its outstanding borrowings to exceed one-third of the value of its total assets. As a matter of current operating policy, the Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. This operating policy is not fundamental and may be changed by the Board without shareholder approval.

LENDING. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.

As a matter of current operating policy, the Fund intends to limit the amount of loans of portfolio securities to no more than 25% of its net assets. This policy may be changed by the Board of Trustees without shareholder approval.

OTHER INVESTMENT POLICIES

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. To secure prices deemed advantageous at a particular time, the Fund may purchase securities on a when-issued or delayed-delivery basis, in which case delivery of the securities occurs beyond the normal settlement period; payment for or delivery of the securities would be made prior to the reciprocal delivery or payment by the other party to the transaction. The Fund will enter into when-issued or delayed-delivery transactions for the purpose of acquiring securities and not for the purpose of leverage. When-issued securities purchased by the Fund may include securities purchased on a "when, as and if issued" basis under which the issuance of the securities depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring.

Securities purchased on a when-issued or delayed-delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their actual delivery. The Fund does not accrue income with respect to a when-issued or delayed-delivery security prior to its stated delivery date. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

To assure that the Fund's use of when-issued and delayed-delivery transactions are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable SEC interpretations, either by owning the underlying securities or by establishing a segregated account with its custodian containing liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments.

REPURCHASE AGREEMENTS. Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into repurchase agreements only with its Custodian, with banks having assets in excess of $10 billion and with broker-dealers who are recognized as primary dealers in U.S. Government obligations by the Federal Reserve Bank of New York. The Fund will enter into repurchase agreements that are collateralized by U.S. Government obligations. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Fund's Custodian at the Federal Reserve Bank. At the time the Fund enters into a repurchase agreement, the value of the collateral, including accrued interest, will equal or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller agrees to maintain sufficient collateral so that the value of the underlying collateral, including accrued interest, will at all times equal or exceed the value of the repurchase agreement.

TEMPORARY INVESTMENTS. For temporary defensive purposes during periods when the Fund's Sub-Advisor believes, in consultation with the Advisor, that pursuing the Fund's basic investment strategy may be inconsistent with the best interests of its shareholders, the Fund may invest its assets without limit in the following money market instruments: securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (including those purchased in the form of custodial receipts), repurchase agreements, certificates of deposit, master notes, time deposits and bankers' acceptances issued by banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper.

The Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investments in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis.

RATING SERVICES

The ratings of nationally recognized statistical rating organizations represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Fund Sub-Advisor also makes its own evaluation of these securities, subject to review by the Board of Trustees of the Trust. After purchase by the Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require the Fund to eliminate the obligation from its portfolio, but the Fund Sub-Advisor will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein and in the Fund's Prospectus is set forth in the Appendix to this Statement of Additional Information.

INVESTMENT RESTRICTIONS
------------------------
The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "majority of the Fund's outstanding voting securities." "Majority of the outstanding voting securities" under the 1940 Act, and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding voting securities of the Fund present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund.

THE FUNDAMENTAL LIMITATIONS APPLICABLE TO THE FUND ARE:

         1. Borrowing Money. The Fund may not engage in borrowing except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

         2. Underwriting. The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

         3. Loans. The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

         4. Real Estate. The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

         5. Commodities. The Fund will not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

         6. Concentration of Investments. The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities)if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         7. Senior Securities. The Fund may not issue senior securities except as permitted by the Investment Company Act of 1940, any rule, regulation or order under the Act or any SEC staff interpretation of the Act.

The following investment limitations for the Fund are not fundamental and may be changed without shareholder approval:

         1. Senior Securities. The following activities will not be considered to be issuing senior securities with respect to the Fund:
              1. Collateral arrangements in connection with any type of option, futures contract, forward contract or swap.
              2. Collateral arrangements in connection with initial and variation margin.
              3. A pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings.
              4. A pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

         2. 80% Investment Policy. Under normal circumstances, the Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in a non-diversified portfolio of common stocks of large cap companies. A large cap company has a market capitalization of more than $10 billion. Shareholders will be provided with at least 60 days' prior notice of any change in this policy. The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type:
         "Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

With respect to the percentages adopted by the Trust as maximum limitations on the Fund's investment policies and restrictions, an excess above the fixed percentage (except for the percentage limitations relative to the borrowing of money or investing in illiquid securities) will not be a violation of the policy or restriction unless the excess results immediately and directly from the acquisition of any security or the action taken.

TRUSTEES AND OFFICERS
----------------------
The following is a list of the Trustees and executive officers of the Trust, the length of time served, principal occupations for the past 5 years, number of funds overseen in the Touchstone Family of Funds and other directorships held.

----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
Interested Trustees1:
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
         Name           Position      Term of      Principal Occupation(s) During Past 5 Years                      Other
       Address          Held with     Office                                                    Number         Directorships
         Age            Trust         And                                                       of Funds           Held4
                                      Length                                                    Overseen
                                      of Time                                                   in the
                                      Served2                                                   Touchstone
                                                                                                Family3
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
Jill T. McGruder        Trustee and   Until        Senior Vice President of The Western and           32      Director of
Touchstone              President     retirement   Southern Life Insurance Company.  President                LaRosa's (a
Advisors, Inc                         at age 75    and a director of IFS Financial Services,                  restaurant chain).
221 East Fourth Street                or until     Inc. (a holding company).  She is a
Cincinnati, OH                        she          director of Capital Analysts Incorporated
Age: 49                               resigns or   (an investment advisor and broker-dealer),
                                      is removed   Integrated Fund Services, Inc. (the Trust's
                                                   administrator and transfer agent) and IFS
                                      Trustee      Fund Distributors, Inc. (a broker-dealer),
                                      since 1999   Touchstone Advisors, Inc. (the Trust's
                                                   investment advisor) and Touchstone
                                                   Securities, Inc. (the Trust's
                                                   distributor).  She is also President and a
                                                   director of IFS Agency Services, Inc. (an
                                                   insurance agency), W&S Financial Group
                                                   Distributors, Inc. and IFS Systems, Inc.
                                                   She is Senior Vice President and a director
                                                   of Fort Washington Brokerage Services, Inc.
                                                   (a broker-dealer).  She is President of
                                                   Touchstone Tax-Free Trust, Touchstone
                                                   Investment Trust, Touchstone Variable
                                                   Series Trust and Touchstone Strategic
                                                   Trust.  She was President of Touchstone
                                                   Advisors, Inc and Touchstone Securities,
                                                   Inc. until 2004.
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------

                                              -13-


----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
John F. Barrett         Trustee       Until        Chairman of the Board, President and Chief           32    Director of The
Trustee                               retirement   Executive Officer of The Western and                       Andersons (an
Chairman of the Board,                at age 75    Southern Life Insurance Company, Western-                  agribusiness and
                                      or until     Southern Life Assurance Company and Western                retailing
Director and Vice                     he resigns   & Southern Financial Group, Inc.; Director                 company);
The Western and                       or is        and Chairman of Columbus Life Insurance                    Convergys
Southern Life                         removed      Company; Fort Washington Investment                        Corporation (a
Insurance Company                                  Advisors, Inc., Integrity Life Insurance                   provider of
400 Broadway                          Trustee      Company and National Integrity Life                        integrated
Southern Life                         since 2002   Insurance Company; Director of Eagle Realty                billing solutions
Insurance                                          Group, Inc., Eagle Realty Investments,                     and
Company; Director                                  Inc.; Integrated Fund Services, Inc. and                   customer/employee
Cincinnati, OH                                     IFS Holdings, Inc.; Director, Chairman and                 care services)
Company and Western-                               CEO of WestAd, Inc.; President and Trustee                 and Fifth Third
Eagle Realty Group,                                of Western & Southern Foundation.                          Bancorp.
Age: 55
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
Independent
Trustees:
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
J. Leland Brewster  II  Trustee       Until        Retired Senior Partner of Frost Brown Todd         32      Director of
5155 Ivyfarm Road                     retirement   LLC (a law firm).                                          Consolidated
Cincinnati, OH                        in 2005 or                                                              Health Services,
Age: 76                               until he                                                                Inc.
                                      resigns or
                                      is
                                      removed

                                      Trustee
                                      since 2000
----------------------- ------------- ------------ --------------------------------------------- ------------ -------------------
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
William O. Coleman       Trustee      Until        Retired Vice President of The Procter &            32      Director of
c/o Touchstone                        retirement   Gamble Company.  A Trustee of The Procter &                LCA-Vision (a
Advisors, Inc.                        at age 75    Gamble Profit Sharing Plan and The Procter                 laser vision
221 East Fourth Street                or until     & Gamble Employee Stock Ownership Plan                     correction
Cincinnati, OH                        he resigns   until 2000.                                                company) and
Age: 75                               or is                                                                   Millennium
                                      removed                                                                 Bancorp.

                                      Trustee
                                      since 1999

------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
Phillip R. Cox           Trustee      Until        President and Chief Executive Officer of           32      Director of the
105 East Fourth Street                retirement   Cox Financial Corp. (a financial services                  Federal Reserve
Cincinnati, OH                        at age 75    company).                                                  Bank of
Age: 56                               or until                                                                Cleveland;
                                      he resigns                                                              Broadwing, Inc.
                                      or is                                                                   (a communications
                                      removed                                                                 company); and
                                                                                                              Cinergy
                                      Trustee                                                                 Corporation (a
                                      since 1999                                                              utility company).

------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
H. Jerome Lerner         Trustee      Until        Principal of HJL Enterprises (a privately          32      None
2828 Highland Avenue                  retirement   held investment company); Chairman of Crane
Cincinnati, OH                        at age 75    Connectors (a manufacturer of electronic
Age: 65                               or until     connectors).
                                      he resigns
                                      or is
                                      removed

                                      Trustee
                                      since 1989
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
Robert E.                Trustee      Until        Retired Partner of KPMG LLP (a certified           32      Trustee of Good
Stautberg                             retirement   public accounting firm).  He is Vice                       Samaritan
4815 Drake Road                       at age 75    President of St. Xavier High School.                       Hospital,
Cincinnati, OH                        or until                                                                Bethesda Hospital
Age: 69                               he resigns                                                              and Tri-Health,
                                      or is                                                                   Inc.
                                      removed

                                      Trustee
                                      since 1999




                                                    -14-

------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------
John P. Zanotti          Trustee      Until        CEO and Chairman of Avaton, Inc. (a                32      None
c/o Touchstone                        retirement   wireless entertainment company).  President
Advisors, Inc.                        at age 75    of Cincinnati Biomedical (a consulting
221 East Fourth Street                or until     company) and a Director of QMed (a health
Cincinnati, OH                        he resigns   care management company).  CEO and Chairman
Age: 56                               or is        of Astrum Digital Information (an
                                      removed      information monitoring company) from 2000
                                                   until 2001; President of Great American
                                      Trustee      Life Insurance Company from 1999 until
                                      since 2002   2000; A Director of Chiquita Brands
                                                   International, Inc. until 2000; Senior
                                                   Executive of American Financial Group, Inc.
                                                   (a financial services company) from 1996
                                                   until 1999.
------------------------ ------------ ------------ --------------------------------------------- ------------ -------------------

1  Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the
   Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.  Mr. Barrett, as President and Chairman of The Western and Southern Life
   Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone
   Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2  Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she sooner resigns or is removed.

3  The Touchstone Family of Funds consists of seven series of the Trust, five series of Touchstone Tax-Free Trust, five series of
   Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

4   Each Trustee is also a Trustee of Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
Principal
Officers:
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
        Name            Position       Term of     Principal Occupation(s) During Past      Number of     Other
      Address          Held with     Office and                  5 Years                 Funds Overseen   Directorships
        Age              Trust1       Length of                                              in the         Held
                                      Time Served                                          Touchstone
                                                                                            Family2
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
Jill T. McGruder      President     Until          See biography above                         32        Director of
Touchstone            and Trustee   resignation,                                                         LaRosa's (a
Advisors, Inc.                      removal or                                                           restaurant
221 E. Fourth Street                disqualification                                                     chain).
Cincinnati, OH
Age: 49                             President
                                    since
                                    2004

                                    President
                                    from
                                    2000-2002
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
Brian E. Hirsch       Vice          Until          Vice President-Compliance of IFS            32        None
Touchstone            President and resignation,   Financial Services, Inc., Director
Advisors, Inc.        Chief         removal or     of Compliance of Fort Washington
221 E. Fourth Street  Compliance  disqualification Brokerage Services, Inc.; Chief
Cincinnati, OH        Officer                      Compliance Officer of Puglisi & Co.
Age: 47                             Vice           from May 2001 until August 2002;
                                    President      Vice President - Compliance of
                                    since 2003     Palisade Capital Management from
                                                   June 1997 until January 2000.
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
James R. Grifo        Vice          Until          President of Touchstone Securities,         32        None
Touchstone            President     resignation,   Inc. and Touchstone Advisors, Inc.
Securities, Inc.                    removal or     Managing Director, Deutsche Asset
221 E. Fourth Street              disqualification Management until 2003.
Cincinnati, OH
Age: 53                             Vice
                                    President
                                    since 2004


                                         -15-

--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
William A. Dent       Vice          Until          Senior Vice President of Touchstone         32        None
Touchstone            President     resignation,   Advisors, Inc.; Marketing Director
Advisors, Inc.                      removal or     of Promontory Interfinancial
221 E. Fourth Street              disqualification Network from 2002-2003; Senior Vice
Cincinnati, OH                                     President of McDonald Investments
Age: 41                             Vice           from 1998 - 2001; Managing Director
                                    President      of Key Asset Management from
                                    since 2004     1991-1998.
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
Terrie A. Wiedenheft  Controller    Until          Senior Vice President, Chief                32        None
Touchstone            and           resignation,   Financial Officer and Treasurer of
Advisors, Inc.        Treasurer     removal or     Integrated Fund Services, Inc., IFS
221 E. Fourth Street              disqualification Fund Distributors, Inc. and Fort
Cincinnati, OH                                     Washington Brokerage Services, Inc.
Age: 43                             Controller     She is Chief Financial Officer of
                                    since 2000     IFS Financial Services, Inc.,
                                                   Touchstone Advisors, Inc. and
                                    Treasurer      Touchstone Securities, Inc. and
                                    since 2003     Assistant Treasurer of Fort
                                                   Washington Investment Advisors, Inc.
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------
Tina H. Bloom         Secretary     Until          Vice President - Managing Attorney          32        None
Integrated Fund                     resignation,   of Integrated Fund Services, Inc.
Services, Inc.                      removal or     and IFS Fund Distributors, Inc.
221 E. Fourth Street                disqualification
Cincinnati, OH
Age: 36                             Secretary
                                    since 1999
--------------------- ------------- -------------- ------------------------------------- --------------- ----------------

1 Each officer also holds the same office with Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.
2 The Touchstone Family of Funds consists of seven series of the Trust, five series of Touchstone Tax-Free Trust, five series of Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE OWNERSHIP IN THE TOUCHSTONE FUNDS

The following table reflects the Trustees' beneficial ownership in the Trust and the Touchstone Family of Funds as of December 31, 2003:
                                                         AGGREGATE DOLLAR
                                DOLLAR RANGE OF           RANGE OF EQUITY
                              EQUITY SECURITIES IN         SECURITIES IN
                                      TRUST               THE TOUCHSTONE
                                                              FAMILY1

John F. Barrett                $10,001 - $50,000         $10,001 - $50,000
J. Leland Brewster II          $50,001 - $100,000        $50,001 - $100,000
William O. Coleman             $10,001 - $50,000         $10,001 - $50,000
Phillip R. Cox                        None                     None
H. Jerome Lerner                      None                Over $100,000
Jill T. McGruder               $10,001 - $ 50,000       $50,001 - $100,000
Robert E. Stautberg            $50,001 - $100,000       $50,001 - $100,000
John P. Zanotti                $10,001 - $50,000        $10,001 - $50,000

1 The Touchstone Family of Funds consists of seven series of the Trust, five series of Touchstone Tax-Free Trust, five series of Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

TRUSTEE COMPENSATION

 The following table shows the compensation paid to the Trustees by the Trust and the aggregate compensation paid by the Touchstone Family of Funds during the fiscal year ended March 31, 2004.

                               Compensation from    Aggregate Compensation from
                                the Trust            the Touchstone Family1,2
Name                           ----------------     ------------------------
John F. Barrett                   $    0                        $     0
J. Leland Brewster II             $6,925                        $28,300
William O. Coleman                $7,175                        $29,300
Philip R. Cox                     $7,675                        $31,300
H. Jerome Lerner                  $7,675                        $31,300
Jill T. McGruder                  $    0                        $     0
Robert E. Stautberg               $7,675                        $31,300
John P. Zanotti                   $6,925                        $28,300

1 Effective January 1, 2001, the Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), are eligible to participate in the Touchstone Trustee Deferred Compensation Plan that allows the Independent Trustees to defer payment of a specific amount of their Trustee compensation, subject to a minimum quarterly reduction of $1,000. The total amount of deferred compensation accrued by the Independent Trustees from the Touchstone Family of Funds during the fiscal year ended March 31, 2004 is as follows: J. Leland Brewster II - $4,799, Robert E. Stautberg - $5,000 and John P. Zanotti - $5,485.

2 The Touchstone Family of Funds consist of seven series of the Trust, five series of Touchstone Tax-Free Trust, five series of Touchstone Investment Trust and fifteen variable annuity series of Touchstone Variable Series Trust.

Effective January 1, 2004, each Independent Trustee receives a quarterly retainer of $4,000 and a fee of $3,000 for each Board meeting attended in person and $300 for attendance by telephone. Each Committee member receives a fee of $1,000 for each committee meeting attended in person and $300 for attendance by telephone. The lead Trustee and Committee Chairmen receive an additional $500 quarterly retainer. All fees are split equally among the Trust, Touchstone Tax-Free Trust, Touchstone Investment Trust and Touchstone Variable Series Trust.

STANDING COMMITTEES OF THE BOARD

The Board of Trustees is responsible for overseeing the operations of the Trust in accordance with the provisions of the 1940 Act and other applicable laws and the Trust's Declaration of Trust. The Board has established the following committees to assist in its oversight functions. Each Committee is composed entirely of Independent Trustees.

AUDIT COMMITTEE.   Messrs. Brewster, Lerner and Stautberg are members of the
Audit Committee. The Audit Committee is responsible for overseeing the Trust's accounting and financial reporting policies, practices and internal controls. During the fiscal year ended March 31, 2004, the Audit Committee held four meetings.

VALUATION COMMITTEE. Messrs. Coleman, Cox and Zanotti are members of the Valuation Committee. The Valuation Committee is responsible for overseeing procedures for valuing securities held by the Trust and responding to any pricing issues that may arise. During the fiscal year ended March 31, 2004, the Valuation Committee held four meetings.

NOMINATING COMMITTEE. Messrs. Brewster, Coleman, Cox, Stautberg and Zanotti are members of the Nominating Committee. The Nominating Committee is responsible for selecting candidates to serve on the Board and its operating committees. During the fiscal year ended March 31, 2004, the Nominating Committee held one meeting. The Nominating Committee does not consider nominees recommended by shareholders.

THE INVESTMENT ADVISOR AND SUB-ADVISOR
--------------------------------------

THE INVESTMENT ADVISOR. Touchstone Advisors, Inc. (the "Advisor"), is the Fund's investment manager. The Advisor is a wholly-owned subsidiary of IFS Financial Services, Inc., which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Western and Southern Life Insurance Company is a wholly-owned subsidiary of Western & Southern Financial Group, Inc., which is a wholly-owned subsidiary of Western - Southern Mutual Holding Company. Ms. McGruder may be deemed to be an affiliate of the Advisor because of her position as President and Director of the Advisor. Mr. Barrett may be deemed to be an affiliate of the Advisor because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western - Southern Life Assurance Company, parent companies of the Advisor. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the advisory fees paid to the Advisor.

Under the terms of the investment advisory agreement between the Trust and the Advisor, the Advisor appoints and supervises the Fund sub-advisor, reviews and evaluates the performance of the sub-advisor and determines whether or not a Fund sub-advisor should be replaced. The Advisor furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Fund pays the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% on the first $200 million of average daily net assets; 0.70% on the next $300 million of average daily net assets and 0.50% on average daily net assets over $500 million.

Set forth below are the advisory fees incurred by the Fund during its last three fiscal years and the three month period ended March 31, 2004. The Advisor and Navellier contractually agreed to waive fees and reimburse certain expenses, as set forth in the footnote below:

                            3 Months             Fiscal Year Ended
                            Ended         12-31        12-31-      12-31-
                            3-31-04(1)    2003(1)      2002(2)     2001(2)
                            ----------    -------      -------     -------
Large Cap Growth Fund       $131,585     $ 220,563    $135,879    $222,132

(1) Pursuant to a written contract between the Advisor and the Trust, the Advisor waived fees and/or reimbursed the Fund $45,340 for the fiscal period ended March 31, 2004 and $86,843 for the fiscal year ended December 31, 2003 in order to reduce the operating expenses of the Fund.
(2) Pursuant to a written contract between Navellier and the Large Cap Growth Fund, Navellier paid $113,766 and $131,647 of the Fund's operating expenses for the fiscal years ended December 31, 2002 and 2001, respectively.

Pursuant to a written contract between the Advisor and the Trust, the Advisor has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations of the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares and 1.05% for Class I shares. These expense limitations will remain in effect until at least October 6, 2005 for all classes (except Class I shares) and will remain in effect until at least March 31, 2006 for Class I shares.

The Fund shall pay the expenses of its operation, including but not limited to
(i) charges and expenses for accounting, pricing and appraisal services and related overhead, (ii) the charges and expenses of auditors; (iii) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent, registrar and administrative agent appointed by the Trust with respect to the Fund; (iv) brokers' commissions, and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and fees payable to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the Fund with the SEC, state or blue sky securities agencies and foreign countries, including the preparation of Prospectuses and Statements of Additional Information for filing with the SEC; (vii) all expenses of meetings of Trustees and of shareholders of the Trust and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the Trust; (ix) compensation of Trustees of the Trust; and (x) interest on borrowed money, if any. The compensation and expenses of any officer, Trustee or employee of the Trust who is an affiliated person of the Advisor is paid by the Advisor.

By its terms, the Fund's investment advisory agreement will remain in force for an initial period of two years and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the investment advisory agreement for the Fund, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the advisory agreement is in the best interests of the Fund and its shareholders. Specifically, the Board was provided (1) industry data comparing advisory fees and expense ratios of comparable investment companies,
(2) comparative performance information and (3) the Advisor's revenues and costs of providing services to the Fund. The Board compared the advisory fees and total expense ratios for the Fund with the industry median advisory fees and expense ratios in its investment category and found the advisory fees paid by the Fund were reasonable and appropriate under all facts and circumstances. The Board noted the Fund's performance results and that it reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also considered the effect of the Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has consistently waived advisory fees and reimbursed expenses for the Fund as necessary to reduce its operating expenses to targeted levels. The Board also took into consideration the financial condition and profitability of the Advisor and the direct and indirect benefits derived by the Advisor from its relationship with the Fund. The Board also considered the level and depth of knowledge of the Advisor. It discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, conversations and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results. It noted the Advisor's efforts to strengthen operations by hiring additional qualified and experienced members to its senior management team. The Board also considered the Advisor's role in coordinating the activities of the Fund's other service providers, including its efforts to consolidate service providers and reduce costs to the Fund. The Board also considered the strategic planning process implemented by the Advisor and the results gained from this process. No single factor was considered to be determinative in the Board's decision to approve the Advisory Agreement. Rather, the Trustees concluded that, in light of weighing and balancing all factors, the continuation of the Advisory Agreement for the Fund was in the best interests of shareholders.

The Independent Trustees met separately with their independent counsel to discuss their fiduciary responsibilities in general and also with respect to the approval of investment advisory agreement. In their discussion and review of the advisory agreement, the Independent Trustees discussed the amount of advisory fees, the services to be provided by the Advisor, the personnel and experience of the Advisor and the oversight role of the Advisor. Based on this review, the Independent Trustees also concluded that the proposed investment advisory fee for the Fund is fair and reasonable and that the advisory agreement is in the best interests of the Fund and its shareholders.

The Fund's investment advisory agreement may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of the majority of the Fund's outstanding voting securities, or by the Advisor. The investment advisory agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

THE SUB-ADVISOR. The Advisor has retained Navellier & Associates, Inc. (the "Sub-Advisor" or "Navellier") to serve as the discretionary portfolio manager of the Fund. The Sub-Advisor selects the portfolio securities for investment by the Fund, purchases and sells securities of the Fund and places orders for the execution of such portfolio transactions, subject to the general supervision of the Board of Trustees and the Advisor. The Sub-Advisor receives a fee from the Advisor that is paid monthly at an annual rate of 0.45% of the Fund's average daily net assets. The Sub-Advisor is wholly-owned by Louis G. Navellier. The services provided by the Sub-Advisor are paid for wholly by the Advisor. The compensation of any officer, director or employee of the Sub-Advisor who is rendering services to the Fund is paid by the Sub-Advisor.

The employment of the Sub-Advisor will remain in force for an initial two year period and from year to year thereafter, subject to annual approval by (a) the Board of Trustees or (b) a vote of the majority of the Fund's outstanding voting securities; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval.

In determining whether to approve the continuation of the sub-advisory agreement for the Fund, the Board considered the Fund's performance and noted that it reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. It noted the Advisor's expertise and resources in selecting the Sub-Advisor and monitoring its performance, investment style and risk adjusted performance. The Board was mindful of the Advisor's focus on Sub-Advisor performance and its ways of addressing underperformance. The Board also considered the Sub-Advisor's level of compliance. It noted that the Advisor's compliance monitoring processes includes quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues are reported to the Board. In determining to approve the continuation of the Sub-Advisory Agreement, the Board did not identify any information that was a controlling factor, rather after considering all factors, the Board determined that the continuation of the Sub-Advisory Agreement is in the best interests of the Fund's shareholders.

The Independent Trustees met separately with their independent counsel to discuss their fiduciary responsibilities in general and also with respect to the approval of the sub-advisory agreement. In their discussion and review of the sub-advisory agreement, the Independent Trustees discussed the services to be provided by the Sub-Advisor, the personnel and experience of the Sub-Advisor and the oversight role of the Advisor. Based on this review, the Independent Trustees also concluded that the proposed sub-advisory agreement is in the best interests of the Fund and its shareholders.

The employment of the Sub-Advisor may be terminated at any time, on sixty days' written notice, without the payment of any penalty, by the Board of Trustees, by a vote of a majority of the Fund's outstanding voting securities, by the Advisor, or by the Sub-Advisor. The Sub- Advisory Agreement will automatically terminate in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain circumstances, to select or change non-affiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. Shareholders of the Fund will be notified of any changes in its Fund Sub-Advisor.

PROXY VOTING PROCEDURES

The Fund has adopted the Sub-Advisor's policies and procedures for voting proxies relating to portfolio securities held by the Fund, including procedures used when a vote presents a conflict between the interests of the Fund's shareholders and those of the Sub-Advisor or its affiliates. Information about how the Fund voted proxies related to its portfolio securities during the year ended June 30, 2004 is available without charge, upon request, by calling toll-free 1-800-543-0407 and on the SEC website at http://www.sec.gov. Listed below is a summary of the Sub-Advisor's proxy voting procedures:

Navellier's proxy voting policies and procedures are designed to ensure that proxies are voted in an appropriate manner. In the absence of specific voting guidelines from the Fund, Navellier will vote proxies in a manner that is in the best interests of the Fund, which may result in different voting results for proxies for the same issuer. Navellier shall consider only those factors that relate to the Fund's investment or dictated by the Fund's written instructions, including how its vote will economically impact and affect the value of the Fund's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the Fund). Navellier has adopted specific voting policies for voting proxies with respect to routine issues, such as board of directors, reclassification of common stock and independent auditors. Navellier has adopted specific voting policies for voting non-routine issues, such as mergers and anti-greenmail provisions. The following are examples of Navellier's policies on specific matters involving routine and non-routine issues:

o Navellier will generally vote for the election of directors (where no corporate governance issues are implicated).
o Navellier will generally vote for proposals that maintain or increase the rights of shareholders.
o Navellier will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

If the proxy includes a routine item that implicates corporate governance changes, a non-routine item where no specific policy applies or a conflict of interest where no specific policy applies, Navellier may engage ISS to determine how the proxies should be voted. If an actual or potential conflict is found to exist, written notification of the conflict will be given to the Fund describing Navellier's vote recommendation or requesting the Fund to vote the proxy directly. If the Fund has not responded before the response deadline, Navellier may engage a non-interested party to independently review Navellier's vote recommendation if the vote is in favor of Navellier's interest, cast its vote as recommended if the vote is against Navellier's interest or abstain from voting if Navellier determines this to be in the best interest of the Fund.

THE DISTRIBUTOR
---------------

Touchstone Securities, Inc. ("Touchstone"), 221 East Fourth Street, Cincinnati, Ohio 45202, is the principal distributor of the Trust and, as such, the exclusive agent for distribution of shares of the Fund. Touchstone is an affiliate of the Advisor by reason of common ownership. Touchstone is obligated to sell the shares on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

Touchstone currently allows concessions to dealers who sell shares of the Fund. Touchstone receives that portion of the sales charge that is not reallowed to the dealers who sell shares of the Fund. Touchstone retains the entire sales charge on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.

Prior to October 6, 2003, shares of the Fund were distributed by Navellier Securities Corp. During the fiscal years ended December 31, 2002 and 2001, the Fund did not pay any underwriting commissions to Navellier Securities Corp. During the period October 6, 2003 until December 31, 2003, the aggregate underwriting commissions on sales of the Fund's shares were $86,868, of which Touchstone paid $72,079 to unaffiliated broker-dealers in the selling network, earned $2,246 as a broker-dealer in the selling network and retained $12,543 in underwriting commissions.

Touchstone retains the contingent deferred sales charge on redemptions of shares of the Fund that are subject to a contingent deferred sales charge. For the fiscal period ended March 31, 2004, Touchstone collected $5,930 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Fund. For the period October 6, 2003 to December 31, 2003, Touchstone collected $2,396 of contingent deferred sales charges on redemptions of Class B and Class C shares of the Fund.

Ms. McGruder may be deemed to be an affiliate of Touchstone because of her position as President and Director of Touchstone. Mr. Barrett may be deemed to be an affiliate of Touchstone because of his position as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone. Ms. McGruder and Mr. Barrett, by reason of such affiliations, may directly or indirectly receive benefits from the underwriting fees paid to Touchstone.

The Fund may compensate dealers, including Touchstone and its affiliates, based on the average balance of all accounts in the Fund for which the dealer is designated as the party responsible for the account.

SECURITIES TRANSACTIONS
-----------------------

Decisions to buy and sell securities for the Fund and the placing of the Fund's securities transactions and negotiation of commission rates where applicable are made by the Sub-Advisor and are subject to review by the Advisor and the Board of Trustees. In the purchase and sale of portfolio securities, the Sub-Advisor's primary objective will be to obtain the most favorable price and execution for the Fund, taking into account such factors as the overall direct net economic result to the Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future.

During the fiscal period ended March 31, 2004 (10-1-03 to 3-31-04), the Fund paid $94,172 in brokerage commissions.

The Sub-Advisor is specifically authorized to pay a broker who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonably significant benefit from such research services.

During the fiscal period ended March 31, 2004 (10-1-03 to 3-31-04), the Fund directed $33,558,933 of its brokerage transactions to brokers for research services and paid $56,849 in related commissions.

Research services include securities and economic analyses, reports on issuers' financial conditions and future business prospects, newsletters and opinions relating to interest trends, general advice on the relative merits of possible investment securities for the Fund and statistical services and information with respect to the availability of securities or purchasers or sellers of securities. Although this information is useful to the Fund and the Sub-Advisor, it is not possible to place a dollar value on it. Research services furnished by brokers through whom the Fund effects securities transactions may be used by the Sub-Advisor in servicing all of its accounts and not all such services may be used by the Sub-Advisor in connection with the Fund.

The Fund has no obligation to deal with any broker or dealer in the execution of securities transactions. However, the Fund may effect securities transactions that are executed on a national securities exchange or transactions in the over-the-counter market conducted on an agency basis. The Fund will not effect any brokerage transactions in its portfolio securities with an affiliated broker if such transactions would be unfair or unreasonable to its shareholders. Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers. Although the Fund does not anticipate any ongoing arrangements with other brokerage firms, brokerage business may be transacted from time to time with other firms. Affiliated broker-dealers of the Trust will not receive reciprocal brokerage business as a result of the brokerage business transacted by the Fund with other brokers. In order to reduce total operating expenses, the Fund may apply a portion of its brokerage commission dollars to offset custody expenses through a Commission Share Program offered by Brown Brothers Harriman & Co., the Trust's Custodian.

Consistent with the conduct rules of the National Association of Securities Dealers, Inc., and such other policies as the Board of Trustees may determine, the Fund Sub-Advisor may consider sales of shares of the Trust as a factor in the selection of broker-dealers to execute portfolio transactions. The Fund Sub-Advisor will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.

In certain instances there may be securities that are suitable for the Fund as well as for one or more of the Sub-Advisor's other clients. Investment decisions for the Fund and for the Fund Sub-Advisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

CODE OF ETHICS
--------------

The Trust, the Advisor, the Sub-Advisor and Touchstone have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act that permits Fund personnel to invest in securities for their own accounts and may permit personnel to invest in securities that may be purchased by the Fund. The Code of Ethics adopted by each of the Trust, the Advisor, the Sub-Advisor and Touchstone is on public file with, and is available from, the SEC.

PORTFOLIO TURNOVER
------------------

The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. High turnover may result in the Fund recognizing greater amounts of income and capital gains, which would increase the amount of commissions. A 100% turnover rate would occur if all of the Fund's portfolio securities were replaced once within a one-year period. The rate of portfolio turnover will depend upon market and other conditions, and will not be a limiting factor when the Sub-Advisor believes that portfolio changes are appropriate. The Fund may engage in active trading to achieve its investment goals and, as a result, may have substantial portfolio turnover.

CALCULATION OF SHARE PRICE
--------------------------

The share price or net asset value ("NAV") of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each day the Trust is open for business. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The Trust may also be open for business on other days in which there is sufficient trading in the Fund's portfolio securities that its NAV might be materially affected. Securities held by the Fund may be primarily listed on foreign exchanges or traded in foreign markets that are open on days (such as Saturdays and U.S. holidays) when the New York Stock Exchange is not open for business. As a result the NAV of the Fund may be significantly affected by trading on days when the Trust is not open for business. For a description of the methods used to determine the Fund's share price, see "Pricing of Fund Shares" in the Prospectus.

CHOOSING A SHARE CLASS
-----------------------

The Fund offers four classes of shares: Class A, Class B, Class C and Class I shares. Each class represents an interest in the same portfolio of investments and has the same rights, but differs primarily in sales charges and distribution expense amounts. Before choosing a class, you should consider the following factors, as well as any other relevant facts and circumstances:

The decision as to which class of shares is more beneficial to you depends on the amount of your investment, the intended length of your investment and the quality and scope of the value-added services provided by financial advisors who may work with a particular sales load structure as compensation for their services. If you qualify for reduced front-end sales charges or, in the case of purchases of $1 million or more, no initial sales charge, you may find Class A shares attractive. Moreover, Class A shares are subject to lower ongoing expenses than Class C shares over the term of the investment. As an alternative, Class C shares are sold without an initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these investments may be partially or wholly offset by the higher annual expenses. However, because the Fund's future returns cannot be predicted, there can be no assurance that this would be the case. If you participate in an asset allocation program offered by a selected financial advisor and your initial investment in the Fund is $10,000 or more, you may find Class I shares attractive since Class I shares are sold without a sales charge or 12b-1 distribution fee. However, you must pay your financial advisor an annual fee and meet the financial advisor's minimum investment requirements in order to participate in the asset allocation program.

When determining which class of shares to purchase, you may want to consider the services provided by your financial advisor and the compensation provided to these financial advisors under each share class. Touchstone works with many financial advisors throughout the country that may provide assistance to you through ongoing education, asset allocation programs, personalized financial planning reviews or other services vital to your long-term success. Touchstone believes that these value-added services can greatly benefit you through market cycles and will work diligently with your chosen financial advisor.

Finally, you should consider the effect of the CDSC and any conversion rights of each class in the context of your investment timeline. For example, Class C shares are generally subject to a significantly lower CDSC upon redemption than Class B shares, however, unlike Class B shares, they do not convert to Class A shares after a stated period of time. Class C shares are subject to a 1.00% annual 12b-1 fee for an indefinite period of time, while Class B shares will convert to Class A shares after approximately eight years and will subject to only a .25% annual 12b-1 fee. Thus, Class B shares may be more attractive than Class C shares if you have a longer-term investment outlook. On the other hand, if you are unsure of the length of time you intend to invest or the conversion feature is not attractive to you, you may wish to elect Class C shares. Below is a chart comparing the sales charges, 12b-1 fees and conversion features for each class of shares:

CLASS      SALES CHARGE                                         12b-1 FEE        CONVERSION  FEATURE
---------------------------------------------------------------------------------------------------------------
A          Maximum of 5.75% initial sales charge,                 0.25%                  None
           reduced for purchases of $50,000 and over;
           shares sold without an initial sales charge may
           be subject to a 1.00% CDSC during 1st year if
           a commission was  paid to a dealer.

B          Maximum 5.00% CDSC during 1st year,                    1.00%        Class B  Shares automatically
           which decreases incrementally and is                                convert to Class A shares
           0 after 6 years                                                     after approximately 8 years

C          1.00% CDSC during the 1st year                         1.00%                  None

I          None                                                    None                  None
---------------------------------------------------------------------------------------------------------------

CLASS A SHARES. Class A shares are sold at NAV plus an initial sales charge. In some cases, reduced or waived initial sales charges for the purchase of Class A shares may be available. The touchstoneinvestments.com website contains further information about how to qualify for reduced or waived sales charges. Investments of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a CDSC of 1.00% on redemptions made within 1 year after purchase if a commission was paid by Touchstone to a participating unaffiliated dealer. Class A shares are also subject to an annual 12b-1 distribution fee of up to 0.25% of the Fund's average daily net assets allocable to Class A shares.

CLASS B SHARES. Class B shares are sold at NAV without an initial sales charge. Class B shares are subject to a CDSC if you redeem Class B shares within 6 years of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class B shares being redeemed, or (2) the NAV of such Class B shares being redeemed. A CDSC will not be imposed upon redemptions of Class B shares held for at least six years. Class B shares will automatically convert to Class A shares after they have been held for approximately 8 years. Class B shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class B shares. Touchstone intends to pay a commission of 4.00% of the purchase amount to your broker at the time you purchase Class B shares.

CLASS C SHARES. Class C shares are sold at NAV, without an initial sales charge and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase. The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed. A CDSC will not be imposed upon redemptions of Class C shares held for at least one year. Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund's average daily net assets allocable to Class C shares. Touchstone intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares.

CLASS I SHARES. Class I shares are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of the Fund. Class I shares are only offered through certain broker-dealers or financial institutions that have distribution agreements with Touchstone. These agreements are generally limited to discretionary managed, asset allocation, or wrap products offered by broker-dealers and financial institutions and may be subject to fees by the participating broker-dealer or financial institution. Class I shares may be exchanged for Class I shares of any other Touchstone Fund.

EXCHANGES AND REDEMPTIONS
-------------------------

EXCHANGES. Exchanges may be subject to certain limitations and are subject to the Touchstone Funds' policies concerning excessive trading practices, which are policies designed to protect the Funds and their shareholders from the harmful effect of frequent exchanges.

The Touchstone Funds may restrict or refuse purchases or exchanges by market timers and may restrict or refuse purchases or exchanges by a shareholder who fails to comply with the restrictions set forth below. You may be considered a market timer if you have (i) requested an exchange or redemption out of any of the Touchstone Funds within two weeks of an earlier purchase or exchange request out of any Fund, or (ii) made more than two exchanges within a rolling 90 day period.

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it in the best interests of a Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current value. Should payment be made in securities, the redeeming shareholder will generally incur brokerage costs in converting such securities to cash. Portfolio securities that are issued in an in-kind redemption will be readily marketable. The Trust has filed an irrevocable election with the SEC under Rule 18f-1 of the 1940 Act wherein the Fund is committed to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety day period, the lesser of $250,000 or 1% of the Fund's NAV at the beginning of such period.

                                     -27-
TAXES
------
The Trust intends to qualify annually and to elect that the Fund be treated as a regulated investment company under the Code.

To qualify as a regulated investment company, the Fund must, among other things:
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies); and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and its net tax-exempt interest income, if any, each taxable year.
As a regulated investment company, the Fund will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must distribute during each calendar year an amount equal to the sum of: (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year; (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses, as prescribed by the Code) for the one-year period ending on October 31 of the calendar year; and
(3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement.

The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of March 31, 2004, the Fund had the following capital loss carryforwards for federal income tax purposes:

Large Cap Growth Fund*             $  1,492,562      March 31, 2008
                                   $ 17,152,661      March 31, 2009
                                   $ 14,651,841      March 31, 2010
                                   $ 19,675,611      March 31, 2011
                                   $  3,322,314      March 31, 2012

*A portion of these capital loss carryforwards may be limited under tax regulations.

Each Fund shareholder will receive, if appropriate, various written notices at the end of the calendar year as to the federal income status of his dividends and distributions that were received from the Fund during the year. Shareholders should consult their tax advisors as to any state and local taxes that may apply to these dividends and distributions.

FOREIGN TAXES. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries will vary. If the Fund is liable for foreign taxes, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, it may make an election pursuant to which certain foreign taxes paid by it would be treated as having been paid directly by shareholders of the entities that have invested in the Fund. Pursuant to such election, the amount of foreign taxes paid will be included in the income of the Fund's shareholders, and such Fund shareholders (except tax-exempt shareholders) may, subject to certain limitations, claim either a credit or deduction for the taxes. Each such Fund shareholder will be notified after the close of the Fund's taxable year whether the foreign taxes paid will "pass through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country and (b) the portion which represents income derived from sources within each such country. The amount of foreign taxes for which a shareholder may claim a credit in any year will generally be subject to a separate limitation for "passive income," which includes, among other items of income, dividends, interest and certain foreign currency gains. Because capital gains realized by the Fund on the sale of foreign securities will be treated as U.S.-source income, the available credit of foreign taxes paid with respect to such gains may be restricted by this limitation.

DISTRIBUTIONS.   Dividends paid out of the Fund's investment company taxable income will be taxable to U.S. shareholders, other than corporations, at the qualified dividend income rate of 15%, or 5% for lower income levels and may qualify for the corporate dividends-received deduction, to the extent derived from qualified dividend income. Distributions of net capital gains, if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of the Fund's shares on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions.

SALE OF SHARES. Any gain or loss realized by a shareholder upon the sale or other disposition of any shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

TIMING OF INVESTMENT. At the time of a shareholder's purchase of the Fund's shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions by the Fund with respect to these shares from such appreciation or income may be taxable to such shareholder even if the NAV of the shareholder's shares is, as a result of the distributions, reduced below the shareholder's cost for such shares and the distributions economically represent a return of a portion of the investment.

FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

BACKUP WITHHOLDING. The Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup-withholding rate is 28%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

FOREIGN SHAREHOLDERS. The tax consequences to a foreign shareholder of an investment in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

OTHER TAXATION. Shareholders may be subject to state and local taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

UNCASHED DISTRIBUTION CHECKS. If you have chosen to receive your distributions in cash and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for 90 days, your dividends may be reinvested in your account at the them current NAV and any future distributions will automatically be reinvested. No interest will accrue on amounts represented by uncashed distribution checks.

HISTORICAL PERFORMANCE INFORMATION
----------------------------------

From time to time, the Fund may advertise average annual total return. Average annual total return quotations will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                       P (1 + T)n = ERV
Where:
P =    a hypothetical initial payment of $1,000 T = average annual total return
n =    number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 and 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

The calculation of average annual total return assumes the reinvestment of all dividends and distributions and the deduction of the current maximum sales charge from the initial $1,000 payment. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The average annual total returns of the Fund for the periods ended March 31, 2004 are as follows:

LARGE CAP GROWTH FUND (CLASS A)
1 Year                                         30.74%
5 Years                                        -0.23%
Since inception (12-19-97)                      8.16%

LARGE CAP GROWTH FUND (CLASS B)
Since inception (10-6-03)                       6.59%

LARGE CAP GROWTH FUND (CLASS C)
Since inception (10-6-03)                      10.59%

The Fund may also advertise total return (a "nonstandardized quotation") that is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. This computation does not include the effect of the applicable sales charge, which, if included, would reduce total return.

The total returns of the Fund as calculated in this manner for each of the fiscal periods since inception are as follows:

                                 Large Cap Growth Fund
Period Ended              Class A   Class B   Class C
------------             ------------------------------------------------------
December 31, 1997        2.56%(1)
December 31, 1998       41.17%
December 31, 1999       63.03%
December 31, 2000       -7.66%
December 31, 2001      -23.47%
December 31, 2002      -26.70%
December 31, 2003       35.60%   6.80%(1)    6.80%(1)
March 31, 2004          38.70%  11.59%      11.59%

(1) Class A shares began their public offering on December 19, 1997.
Class B and Class C shares began their public offering on October 6, 2003.

A nonstandardized quotation may also indicate average annual compounded rates of return without including the effect of the applicable sales charge or over periods other than those specified for average annual total return.

The average compounded rates of return for the Fund (excluding sales charges) for the periods ended March 31, 2004 are as follows:

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                    38.70%
3 Years                                    3.42%
5 Years                                    0.96%
Since inception (12-19-97)                 9.18%

Large Cap Growth Fund (Class B)
-------------------------------
Since inception (10-6-03)                  11.59%

Large Cap Growth Fund (Class C)
-------------------------------
Since inception (10-6-03)                  11.59%

A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

The Fund may advertise average annual total return after taxes on distributions. Average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

         P(1+T)n=ATVD
Where:
         P      =    a hypothetical initial payment of $1,000.
         T      =    average annual total return (after taxes on distributions).
         n      =    number of years.
         ATVD   =    ending value of a hypothetical $1,000 payment made
                     at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

The calculation of average annual total return after taxes on distributions assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If the Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The average annual returns of the Fund after taxes on distributions for the periods ended March 31, 2004 are as follows:

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                    30.74%
5 Years                                   -0.25%
Since inception (12-19-97)                 8.14%

Large Cap Growth Fund (Class B)
-------------------------------
Since inception (10-6-03)                  6.59%

Large Cap Growth Fund (Class C)
-------------------------------
Since inception (10-6-03)                 10.59%

The Fund may advertise average annual total return after taxes on distributions and redemption. Average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate the initial amount invested to the ending value, according to the following formula:

        P(1+T)n=ATVDR

Where:
         P        = a hypothetical initial payment of $1,000.
         T        = average annual total return (after taxes on distributions and redemption).
         n        = number of years.
         ATVDR    = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption.

The calculation of average annual total return after taxes on distributions and redemption assumes the reinvestment of all dividends and distributions, less the taxes due on such distributions. The calculation also assumes the deduction of the current maximum sales charge from the initial $1,000 payment. If the Fund (or class) has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated.

The average annual total returns of the Fund after taxes on distributions and redemptions for the periods ended March 31, 2004 are as follows:

Large Cap Growth Fund (Class A)
-------------------------------
1 Year                                    19.98%
5 Years                                   -0.20%
Since inception (12-19-97)                 7.12%

Large Cap Growth Fund (Class B)
-------------------------------
Since inception (10-6-03)                  4.28%

Large Cap Growth Fund (Class C)
-------------------------------
Since inception (10-6-03)                  6.88%

From time to time, the Fund may advertise its yield. A yield quotation is based on a 30-day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       Yield = 2[(a-b/cd +1)6 -1]
Where:
a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends d = the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security each day that the Fund owns the security. Generally, interest earned (for the purpose of "a" above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest).

Performance quotations are based on historical earnings and are not intended to indicate future performance. Average annual total return and yield are computed separately for each class of shares of the Fund.

To help investors better evaluate how an investment in the Fund might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance, including current performance ratings and/or rankings appearing in financial magazines, newspapers and publications which track mutual fund performance. Advertisements may also compare Fund performance to performance as reported by other investments, indices and averages.

When advertising current ratings or rankings, the Fund may use the following publications to discuss or compare Fund performance:

Lipper Mutual Fund Performance Analysis measures total return and average current yield for the mutual fund industry and ranks individual mutual fund performance over specified time periods assuming reinvestment of all distributions, exclusive of sales charges.

Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

In addition, the Fund may also use comparative performance information of relevant indices, including The Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, that the averages are generally unmanaged and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.

PRINCIPAL SECURITY HOLDERS
---------------------------

As of _______, the following shareholders had over 5% of the outstanding shares of the Fund (or class):

[insert table]

As of _____, 2004, the Trustees and officers of the Trust as a group owned of record or beneficially less than 1% of the outstanding shares of the Trust and of the Fund (or class thereof).

CUSTODIAN
----------
Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, serves as the Trust's custodian. Brown Brothers Harriman acts as the Trust's depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

AUDITORS
--------
The firm of Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, has been selected as independent auditors for the Trust for fiscal year ending March 31, 2005. Ernst & Young LLP will perform an audit of the Trust's financial statements for its fiscal year end and advise the Trust as to certain accounting matters.

TRANSFER, ACCOUNTING AND ADMINISTRATIVE AGENT
---------------------------------------------
TRANSFER AGENT. The Trust's transfer agent, Integrated Fund Services, Inc. ("Integrated"), 221 East Fourth Street, Cincinnati, Ohio 45202, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For providing transfer agent and shareholder services to the Trust, Integrated receives a monthly per account fee from the Fund, plus out of-pocket expenses. Integrated is an affiliate of the Advisor by reason of common ownership.

ACCOUNTING AND PRICING AGENT. Integrated provides accounting and pricing services to the Trust. For calculating daily NAV per share and maintaining all necessary books and records to enable Integrated to perform its duties, the Fund pays Integrated a fee based on its asset size plus out-of-pocket expenses. The Fund also pay the costs of outside pricing services. Set forth below are the accounting service fees paid by the Fund during the stated fiscal periods:

                            1-01-04-     1-01-03-     1-01-02-     1-01-01-
                            3-31-04      12-31-03     12-31-02     12-31-01
                            -------      --------     --------     --------
Large Cap Growth Fund      $ 9,128*      $23,724      $   ---      $  ---

*From period January 1, 2004 to March 31, 2004.

ADMINISTRATIVE AGENT. Integrated also provides administrative services to the Fund. These administrative services include supplying non-investment related statistical and research data, internal regulatory compliance services, executive and administrative services, supervising the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the SEC and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, Integrated receives a monthly fee from the Fund based on its average daily net assets, plus out-of-pocket expenses.

Prior to October 6, 2003, Navellier provided administrative services to the Fund. In addition, Navellier had an agreement with FBR National Bank & Trust to perform some or all administrative services and these services were paid by Navellier out of its administrative service fee. Effective October 6, 2003, Integrated provides administrative services to the Fund. Set forth below are the administrative fees paid by the Fund during the stated fiscal periods:

         1-01-04-      1-1-03-     1-1-02-       1-1-01-
         3-31-04      12-31-03     12-31-02      12-31-01
        ---------     --------     --------      --------
         $9,649       $39,924      $40,440       $66,111

FINANCIAL STATEMENTS
--------------------
The Fund's financial statements as of March 31, 2004 appear in the Trust's Annual Report, which is incorporated by reference herein. The Trust's financial statements were audited by Ernst & Young LLP.

                                    Appendix
                        Bond and Commercial Paper Ratings

         Set forth below are descriptions of the ratings of Moody's, S&P and Fitch, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.

                              MOODY'S BOND RATINGS

Aaa Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
         While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                               S&P'S BOND RATINGS

AAA Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from higher rated issues only in a small degree.

A Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in the highest rated categories.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB,B,CCC,
CC and C. Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties of major risk exposures to adverse conditions.

D Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

      Plus (+) or Minus (-). The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR       Not rated.
                                 FITCH RATINGS:

     AAA - "AAA ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events."

     AA - "AA ratings denote a very low expectation of credit risk. They indicate strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events."

     A - "A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings."

     BBB - "BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category."

    BB - "BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade."

    B - "B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment."

   CCC, CC, C - "Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default."

   DDD, DD and D - "Securities are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, 'DD' indicates expected recovery of 50%-90% of such outstanding, and 'D' the lowest recovery potential, i.e. below 50%."

Unrated. Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

         Should no rating be assigned, the reason may be one of the following:

        1.   An application for rating was not received or accepted.

        2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

        3.  There is a lack of essential data pertaining to the issue or issuer.

        4. The issue was privately placed, in which case the rating is not published in Moody's publications.

         Suspension or withdrawal may occur if new and material circumstances arise, the effect of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

          Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1, Baa-1, Ba-1 and B-1.


                         S&P'S COMMERCIAL PAPER RATINGS

A. S& P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A" for the highest-quality obligations to "D" for the lowest. These categories are as follows:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."
         A-3 Issues carrying this designation have an adequate capacity for timely payment. The are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
         B Issues rated "B" are regarded as having only speculative capacity for timely payment.
         C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
         D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

                         MOODY'S CORPORATE NOTE RATINGS

MIG-1 "Notes which are rated MIG-1 are judged to be of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing."

MIG-2             "Notes which are rated MIG-2 are judged to be of high quality.
                   Margins of protection are ample although not so large as in the preceding group."

                          S&P'S CORPORATE NOTE RATINGS

SP-1 "Debt rated SP-1 has very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

SP-2 "Debt rated SP-2 has satisfactory capacity to pay principal and interest."

SP-3 "Debt rated SP-3 has speculative capacity to pay principal and interest."

PART C.   OTHER INFORMATION
------    -----------------

Item 23.  Exhibits
-------   --------

     (a)  ARTICLES OF INCORPORATION
          Restated   Agreement  and  Declaration  of  Trust and Amendment No. 1
          dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 36, is incorporated by reference.

          Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

          Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust dated April 6, 2000, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          Amendment to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

          Amendment dated November 7, 2002 to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

          Amendment dated April 14, 2004 to Restated Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

     (b)  BYLAWS
          Bylaws with Amendments adopted July 17, 1984 and April 5, 1989, which were filed as Exhibits to Registrant's Post-Effective Amendment No.36, are hereby incorporated by reference.

     (c)  INSTRUMENTS DEFINING THE RIGHTS OF SECURITY HOLDERS
          Article IV of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          LIQUIDATION. In event of the liquidation or dissolution of the Trust, the Shareholders of each Series that has been established and designated shall be entitled to receive, as a Series, when and as declared by the Trustees, the excess of the assets belonging to that Series over the liabilities belonging to that Series. The assets so distributable to the Shareholders of any particular Series shall be distributed among such Shareholders in proportion to the number of Shares of that Series held by them and recorded on the books of the Trust.

          VOTING. All shares of all Series shall have "equal voting rights" as such term is defined in the Investment Company Act of 1940 and except as otherwise provided by that Act or rules, regulations or orders promulgated thereunder. On each matter submitted to a vote of the Shareholders, all shares of each Series shall vote as a single class except as to any matter with respect to which a vote of all Series voting as a single series is required by the 1940 Act or rules and regulations promulgated thereunder, or would be required under the Massachusetts Business Corporation Law if the Trust were a Massachusetts business corporation. As to any matter which does not affect the interest of a particular Series, only the holders of Shares of the one or more affected Series shall be entitled to vote.

          REDEMPTION BY SHAREHOLDER. Each holder of Shares of a particular Series shall have the right at such times as may be permitted by the Trust, but no less frequently than once each week, to require the Trust to redeem all or any part of his Shares of that Series at a redemption price equal to the net asset value per Share of that Series next determined in accordance with subsection (h) of this Section 4.2 after the Shares are properly tendered for redemption.

          Notwithstanding the foregoing, the Trust may postpone payment of the redemption price and may suspend the right of the holders of Shares of any Series to require the Trust to redeem Shares of that Series during any period or at any time when and to the extent permissible under the 1940 Act, and such redemption is conditioned upon the Trust having funds or property legally available therefor.

          TRANSFER. All Shares of each particular Series shall be transferable, but transfers of Shares of a particular Series will be recorded on the Share transfer records of the Trust applicable to that Series only at such times as Shareholders shall have the right to require the Trust to redeem Shares of that Series and at such other times as may be permitted by the Trustees.

          Article V of Registrant's Restated Agreement and Declaration of Trust provides the following rights for security holders:

          VOTING POWERS. The Shareholders shall have power to vote only (i) for the election or removal of Trustees as provided in Section 3.1, (ii) with respect to any contract with a Contracting Party as provided in
          Section 3.3 as to which Shareholder approval is required by the 1940 Act, (iii) with respect to any termination or reorganization of the Trust or any Series to the extent and as provided in Sections 7.1 and 7.2, (iv) with respect to any amendment of this Declaration of Trust to the extent and as provided in Section 7.3, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, this Declaration of Trust, the Bylaws or any registration of the Trust with the Commission (or any successor agency) in any state, or as the Trustees may consider necessary or desirable. There shall be no cumulative voting in the election of any Trustee or Trustees. Shares may be voted in person or by proxy.

     (d)  INVESTMENT ADVISORY CONTRACTS

          (i) Advisory Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

          (ii) Subadvisory Agreement between Touchstone Advisors, Inc. and Mastrapasqua Asset Management, Inc. for the Growth Opportunities Fund which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42 is incorporated by reference.

         (iii) Subadvisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

          (iv) Subadvisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. for the Emerging Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

           (v) Subadvisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. for the Value Plus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

          (vi) Form of Subadvisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

         (vii) Subadvisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. for the Enhanced 30 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

        (viii) Subadvisory Agreement betweeen Touchstone Advisors, Inc. and Bjurman, Barry & Associates for the Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

         (ix) Subadvisory Agreement between Touchstone Advisors, Inc. and Longwood Investment Advisors, Inc. for the Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

         (x) Subadvisory Agreement between Touchstone Advisors, Inc. and Bjurman, Barry & Associates for the Micro Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

  (e)     UNDERWRITING CONTRACTS

          (i) Distribution Agreement with Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorporated by reference.

          (ii) Form of Underwriter's Dealer Agreement is filed herewith.

     (f)  BONUS OR PROFIT SHARING CONTRACTS

          Touchstone Trustee Deferred Compensaton Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is incorporated by reference.

     (g)  CUSTODIAN AGREEMENTS

          (i) Custodian Agreement with Brown Brothers Harriman & Co., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (ii) Securities Lending Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

     (h)  OTHER MATERIAL CONTRACTS

          (i) Accounting Services Agreement dated December 31, 2002 with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (ii) Transfer Agency Agreement dated December 31, 2002 with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (iii) Administration Agreement dated December 31, 2002 with Integrated Fund Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

         (iv) Allocation Agreement for Allocation of Fidelty Bond Proceeds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50 is incorporated by reference.

         (v) Amended Expense Limitation Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50 is incorporated by reference.

         (vi) Sponsor Agreement with Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43 is incorporated by reference.

        (vii) Amendment No. 1 to Sponsor Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45 is incorporated by reference.

        (viii) Amendment No. 2 to Sponsor Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 49 is incorporated by reference.

        (ix) Amendments 3 and 4 to Sponsor Agreement with Touchstone Advisors, Inc., which were filed as Exhibits to Registrant's Post-Effective Amendment No. 50 are incorporated by reference.

        (x) Amendments 5, 6, and 7 to Sponsor Agreement with Touchstone Advisors, Inc., which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

        (xi) Recordkeeping Agreement which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

        (xii) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

     (i)  LEGAL OPINION

          Opinion and Consent of Counsel, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (j)  OTHER OPINIONS

          Consent of Independent Auditors is filed herewith.

     (k)  OMITTED FINANCIAL STATEMENTS
          None.

     (l)  INITIAL CAPITAL AGREEMENTS
          Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

     (m)  RULE 12B-1 PLAN

          (i) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, are incorporated by reference.

          (ii) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 45, is incorported by reference.

     (n)  RULE 18f-3 PLAN

          Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System is filed herewith.

     (o)  CODE OF ETHICS

          (i) Registrant's Code of Ethics, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51 is incorporated by reference.

         (ii) Code of Ethics for Touchstone Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

        (iii) Code of Ethics for Touchstone Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 42, is incorporated by reference.

         (iv) Code of Ethics for Fort Washington Investment Advisors, Inc. is filed herewith.

         (v) Code of Ethics for Westfield Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective
               Amendment No. 54 is incorporated by reference.

        (vi) Code of Ethics for Todd Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 41, is incorporated by reference.

        (vii) Code of Ethics for Mastrapasqua Asset Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

        (viii) Code of Ethics for The TCW Group, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

        (ix) Code of Ethics for Bjurman, Barry & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hererby incorporated by reference.

        (x) Code of Ethics for Longwood Investment Advisors, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 48 is hereby incorporated by reference.

        (xi) Code of Ethics for Navellier & Associates, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 54 is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with the Registrant
--------  -----------------------------------------------------------------
          None

Item 25.  INDEMNIFICATION
-------   ---------------
               (a)  Article  VI  of  the  Registrant's  Restated  Agreement  and
                    Declaration  of  Trust  provides  for   indemnification   of
                    officers and Trustees as follows:

               Section 6.4  Indemnification of Trustees, Officers, etc.
               -----------  -------------------------------------------
               The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

               Section 6.5   Advances of Expenses.
               -----------  --------------------
               The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

               Section 6.6  Indemnification Not Exclusive, etc.
               -----------  -----------------------------------
               The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

               (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant, its trustees and officers, Touchstone Advisors, Inc. ("Touchstone"), Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. Coverage under the policy includes losses by reason of any act error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                    The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc.(or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS
--------  ---------------------------------------------------------

          A.   TOUCHSTONE   ADVISORS,  INC. (the "Advisor")  is  a  registered
               investment adviser which provides investment advisory services to the Funds. The Advisor also serves as the investment adviser to
               Touchstone  Investment  Trust,   Touchstone  Tax-Free  Trust  and
               Touchstone   Variable   Series  Trust,   registered   investment
               companies.

               The following list sets forth the business and other connections of the directors and executive officers of the Advisor. Unless otherwise noted, the address of the corporations listed below is 221 East Fourth Street, Cincinnati, Ohio 45202.

               (1) Jill T. McGruder, Chief Executive Officer and Director
                   of the Advisor.

                    (a) A Director of Capital Analysts Incorporated, 3 Radnor Corporate Center, Radnor, PA, an investment adviser and broker-dealer, IFS Fund Distributors, Inc., a broker-dealer, Integrated Fund Services, Inc., a transfer agent and Touchstone Securities, Inc., a broker-dealer.

                    (b) President, Chief Executive Officer and a Director of IFS Financial Services, Inc., a holding company.

                    (c) President and a Director of IFS Agency Services, Inc., an insurance agency, W&S Financial Group Distributors, Inc., an insurance agency, IFS Systems, Inc., an information systems provider, 400 Broadway, Cincinnati, Ohio.

                    (d) Senior Vice President of The Western & Southern Life Insurance Company, 400 Broadway, Cincinnati, Ohio, an insurance company.

                    (e) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., 400 Broadway, Cincinnati, Ohio, a broker-dealer.

                    (f) President and Trustee of Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust.

                    (g) President of Touchstone Advisors, Inc. and Touchstone Securities, Inc. until February 2004.

               (2)  James R. Grifo, President of the Advisor

                    (a)  President of Touchstone Securities, Inc.

                    (b) Managing Director, Deutsche Asset Management, 885 Third Avenue, New York, NY until 2003

               (3)  Patricia J. Wilson, Chief Compliance Officer of the Advisor

                    (a)  Chief Compliance Officer of Touchstone Securities, Inc.

               (4) Donald J. Wuebbling, Chief Legal Officer, Secretary and a Director of the Advisor

                    (a) Director of Touchstone Securities, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc. IFS Systems, Inc., Integrated Fund Services, Inc.,
                         IFS Holdings, Inc., Capital Analysts Incorporated, Integrity Life Insurance Company, 515 West Market Street, Louisville, KY 40202, National Integrity Life Insurance Company, 515 West Market Street, Louisville, KY 40202 and WestAd Inc., 400 Broadway, Cincinnati, OH 45202

                    (b) Vice President and General Counsel of The Western and Southern Life Insurance Company

                    (c) Secretary of Fort Washington Investment Advisors, Inc., 420 E. Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

                    (d) Senior Vice President and Director of Fort Washington Brokerage Services, Inc., a broker-dealer

                    (e) Senior Vice President and Secretary of Columbus Life Insurance Company, 400 East Fourth Street, Cincinnati, OH 45202

                    (f) Secretary and a Director of Eagle Realty Group, LLC, 421 East Fourth Street, Cincinnati, OH 45202 and IFS Financial Services, Inc.

                    (g) Assistant Secretary and a Director of Eagle Realty Investments, Inc., 421 East Fourth Street, Cincinnati, OH 45202

               (5)   Richard K. Taulbee, Vice President of the Advisor

                    (a)  Vice  President of IFS Financial  Services,  Inc.,
                         IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., Touchstone Securities, Inc., Capital Analysts Incorporated, Eagle Realty Investments, Inc., Fort Washington Brokerage Services, Inc., IFS Fund Distributors, Inc., IFS Systems, Inc. and WestAd Inc.

                    (b) Assistant Treasurer of Fort Washington Investment Advisors, Inc.

               (6)  James J. Vance, Vice President & Treasurer of the Advisor

                    (a) Vice President & Treasurer of The Western and Southern Life Insurance Company, Fort Washington Investment Advisors, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., W&S Financial Group Distributors, Inc., IFS Systems, Inc., Touchstone Securities, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrity Life Insurance Company, National Integrity Life Insurance Company and WestAd Inc.

                    (b)  Treasurer of Fort Washington Brokerage Services, Inc.

               (7)  Terrie A. Wiedenheft - Chief Financial Officer of the
                    Advisor

                    (a) Senior Vice President, Chief Financial Officer and Treasurer of Integrated Fund Services, Inc., Fort Washington Brokerage Services, Inc. and IFS Fund Distributors, Inc.

                    (b) Chief Financial Officer of IFS Financial Services, Inc. and Touchstone Securities, Inc.

                    (c) Treasurer & Controller of Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Strategic Trust and Touchstone Variable Series Trust.

                   (d) Assistant Treasurer of Fort Washington Investment Advisors, Inc.

              (8)   James N. Clark - A Director of the Advisor

                    (a) A Director of The Western and Southern Life Insurance
                        Company, Western-Southern Life Assurance Company, Western & Southern Financial Group, Inc., Columbus Life Insurance Company, Eagle Realty Group, LLC, Eagle Realty Investments, Inc., IFS Financial Services, Inc., IFS Agency Services, Inc., IFS Systems, Inc., Touchstone Securities, Inc. and W&S Financial Group Distributors, Inc.

                    (b) Director and Vice President of Capital Analysts
                        Incorporated

                    (c) Director and Secretary of WestAd Inc.

             (9) William A. Dent, Senior Vice President, Product Management and Marketing of the Advisor

                   (a) Marketing Director, Promontory Interfinancial Network,
                       1515 North Courthouse Road, Arlington, Virginia from 2002-2003.

                   (b) Senior Vice President, McDonald Investments, 800
                       Superior Avenue, Cleveland, OH from 1998-2001 and Managing Director of Key Asset Management, 800 Superior Avenue, Cleveland, OH, from 1991-1998.

          B.   FORT WASHINGTON INVESTMENT ADVISORS, INC.("Ft.  Washington") is a
               registered   investment   adviser  which  provides   sub-advisory
               services to the Value Plus Fund. Ft. Washington serves as the Sub-Advisor to Touchstone Investment Trust, Touchstone Tax-Free Trust and certain series of Touchstone Variable Series Trust. Ft. Washington also provides investment advice to institutional and individual clients. The address of Ft. Washington is 420 East Fourth Street, Cincinnati, OH 45202.

               The following list sets forth the business and other connections of the directors and executive officers of Ft. Washington.

               (1)  Maribeth S. Rahe, President and a Director of Ft. Washington

                    (a) Director of Todd Investment Advisors, Inc., 3160
                        National City Tower, Louisville, KY 40202

                    (b) President of United States Trust Company of New York
                        until October 2003.

               (2) Nicholas P. Sargen, Senior Vice President, Chief Investment Officer and a Director of Ft. Washington

                     (a) Director of Todd Investment Advisors, Inc.

                    (b) Managing Director, Global Marketing Strategies of JP
                        Morgan Chase until April 2003

               (3)  John F. Barrett, Chairman and Director of Ft. Washington

                    (a) President and Chief Executive Officer of The Western and Southern Life Insurance Company, Western-
                         Southern Life Assurance Company and Western & Southern Financial Group, Inc.

                    (b) Trustee of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust

                    (c) A Director and Chairman of Columbus Life Insurance Company, Integrity Life Insurance Company and National Integrity Life Insurance Company

                    (d) A Director of Eagle Realty Group, LLC, Eagle Realty Investments, Inc., Integrated Fund Services, Inc. and IFS Holdings, Inc.

                    (e)  Director, Chairman & CEO of WestAd, Inc.

                    (f)  President and Trustee of Western & Southern Foundation

               (4)  James J. Vance, Vice President & Treasurer of Ft. Washington

                    See biography above

               (5) Rance G. Duke, Vice President and Senior Portfolio Manager of Ft. Washington

                    (a) Second Vice President and Senior Portfolio Manager of The Western and Southern Life Insurance Company

               (6) John C. Holden, Vice President and Senior Portfolio Manager of Ft. Washington

               (7)  Charles  E.   Stutenroth   IV,  Vice  President  and  Senior
                    Portfolio Manager - Private Investment Counsel of Ft. Washington

               (8) Brendan M. White, Vice President and Senior Portfolio Manager of Ft. Washington

               (9) John J. Goetz, Vice President and Senior Portfolio Manager of Ft. Washington

               (10) Timothy J. Policinski, Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (11) James A. Markley, Managing Director - Private Investment
                    Counsel of Ft. Washington

               (12) Roger M. Lanham - Vice President and Senior Portfolio
                    Manager of Ft. Washington

               (13) Augustine  A.  Long,  Managing  Director,  Marketing  of Ft.
                    Washington

               (14) John J. O'Connor, Vice President/Research of Ft. Washington

               (15) Thomas L. Finn, Vice President and Senior Portfolio Manager
                    of Ft. Washington

                    (a) Vice President and Senior Portfolio Manager of
                        Provident Financial Group, One East Fourth Street, Cincinnati, OH until May 2002.

               (16) Donald J. Wuebbling - Secretary and Director of Ft.
                    Washington

                    see biography above

               (17)  Michele Hawkins, Chief Compliance Officer of Ft. Washington

               (18)  Stephen A. Baker, Vice President of Ft. Washington

               (19)  John J. Discepoli, Vice President of Ft. Washington

               (20) Margaret C. Bell, Vice President -Sales and Client Services of Ft. Washington

               (21)  Robert L. Walker, a Director of Ft. Washington

                     (a) Director of Eagle Realty Group, LLC, Integrated Fund
                         Services, Inc., Integrity Life Insurance Company and National Integrity Life Insurance Company

               (22)  Mark A. Frietch, Vice President of Ft. Washington

               (23) Eric J. Walzer, Director - Investment Operations of Ft. Washington

          C. MASTRAPASQUA ASSET MANAGEMENT,INC.("MASTRAPASQUA")is a registered investment adviser providing investment advisory services to the Growth Opportunities Fund. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee. The following are officers of Mastrapasqua:

               (1) Frank Mastrapasqua - Chairman, Chief Executive Officer and Portfolio Manager

               (2) Thomas A. Trantum - President, Chief Operating Officer and Portfolio Manager

               (3) Mauro M. Mastrapasqua - First Vice President and Associate Portfolio Manager

          D.   TCW INVESTMENT MANAGEMENT COMPANY ("TCW")  is a  registered
               investment  adviser  providing   sub-advisory   services  to  the
               Emerging Growth Fund. The address of TCW 865 South Figueroa Street, Los Angeles California 90017. The following are the executive officers and directors of TCW:

               (1) Alvin R. Albe - Director, President and CEO

               (2) Thomas E. Larkin - Director and Vice Chairman

               (3) Marc I. Stern - Director and Chairman

               (4) William C. Sonneborn - Executive Vice President & Chief
                   Operating Officer

               (5) Michael E. Cahill - General Counsel & Secretary

               (6) David S. Devito - Chief Financial Officer

               (7) Hilary G. Lord - Chief Compliance Officer

               (8) Robert D. Beyer, Executive Vice President and Chief
                   Investment Officer

          E. WESTFIELD CAPITAL MANAGEMENT COMPANY, LLC ("WESTFIELD") is a registered adviser providing sub-advisory services to the Emerging Growth Fund. The address of Westfield is One Financial Center, Boston, MA 02111. The following are executive officers and directors of Westfield:

               (1)  Charles M. Hazard - Director

               (2) Arthur J. Bauernfeind - Director, Chairman and Chief Executive Officer

               (3) William A. Muggia - Director, President and Chief Investment Officer

               (4)  Timothy L. Vaill - Director

               (5) Karen A. Digravio - Director, Chief Financial Officer, Chief Compliance Officer and Executive Vice President

          F. TODD INVESTMENT ADVISORS, INC. ("TODD") is a registered adviser providing sub-advisory services to the Enhanced 30 Fund. The address of Todd is 3160 National City Tower, Louisville, KY 40202. The following are officers and directors of Todd:

               (1)  Bosworth M. Todd - Chairman and Director

               (2) Robert P. Bordogna - President, Chief Executive Officer, Chief Investment Officer

               (3)  Maribeth S. Rahe - Director

               (4) Curtiss M. Scott, Jr. - Partner, Senior Equity Portfolio Manager

               (5)  Gayle S. Dorsey - Partner, Private Client Services

               (6)  Margaret C. Bell - Partner, Director of Marketing

               (7)  Jennifer J. Doss, Partner, Secretary/Treasurer

               (8)  Margaret C. Bell, Partner, Director of Marketing

               (9)  John J. White, Partner, Director of Research

              (10)  John C. Feduchak, Director of Managed Account Programs

              (11)  Nicholas P. Sargen- Director

              (12) Christopher A. Bennett- Regional Director of Managed Account Programs

         G. BJURMAN, BARRY & ASSOCIATES ("BJURMAN") is a registered adviser providing sub-advisory services to the Small Cap Growth Fund and the Micro Cap Growth Fund. The address of Bjurman is 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA. The following are officers and directors of Bjurman:

               (1) G. Andrew Bjurman, President, Chief Executive Officer and Director

               (2) O. Thomas Barry III, Senior Executive Vice President, Chief Investment Officer and Director

               (3)  Kathy K. Pommet - Chief Compliance Officer

         H. LONGWOOD INVESTMENT ADVISORS, INC. ("LONGWOOD") is a registered advisor providing sub-advisory services to the Small Cap Growth Fund. The address of Longwood is One International Place, Suite 240, Boston, MA. The following are officers of Longwood:

               (1) Robert A. Davidson, President

               (2) Leonard M. Sorgini, Chief Financial Officer and Chief
                   Compliance Officer

               (3) Regan I. Royston, Director of Operations

               (4) Jennifer M. Pawloski - Director of Research

               (5) Kathleen J. Jordan - Director of Marketing

               (6) Eileen M. Madden - Research Analyst

        I. NAVELLIER & ASSOCIATES, Inc. ("Navellier") is a registered advisor providing sub-advisory services to the Large Cap Growth Fund. The address of Navellier is One East Liberty Street, Third Floor, Reno Nevada. The following are officers of Navellier.

               (1) Louis G. Navellier, President

               (2) Arjen P. Kuyper, Chief Operating Officer

               (3) Alan K. Alpers, Vice President

               (4) Keith M. Basso, Vice President

               (5) James H. O'Leary, Vice President

               (6) Paula M. Boyd, Vice President

Item 27        Principal Underwriters
-------        ----------------------

               (a) Touchstone Securities, Inc. also acts as underwriter for Touchstone Investment Trust, Touchstone Tax-Free Trust and Touchstone Variable Series Trust. Unless otherwise noted, the address of the persons named below is 221 East Fourth Street, Cincinnati, Ohio 45202.
                   *The address is 400 Broadway, Cincinnati, Ohio 45202.


                                           POSITION            POSITION
                                             WITH                 WITH
               (b)  NAME                   UNDERWRITER         REGISTRANT
                    -----                  -----------         ----------
                    James H. Grifo         President           Vice President

                    Jill T. McGruder       Director            Trustee/President


                    James N. Clark*        Director            None

                    Donald J. Wuebbling*   Director            None

                    Patricia J. Wilson     Chief Compliance    None
                                           Officer

                    Richard K. Taulbee*    Vice President      None


                    James J. Vance*        Vice President &    None
                                           Treasurer

                    Terrie A. Wiedenheft   Chief Financial     Controller/
                                           Officer             Treasurer

                    Robert F. Morand*      Secretary           None

            (c)     None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
-------   --------------------------------
          Accounts,  books and other  documents  required  to be  maintained  by
          Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant.


Item 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PART A OR PART B
-------   -----------------------------------------------------
          None.

Item 30.  UNDERTAKINGS
-------   ------------
               (a) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Massachusetts law and the Agreement and Declaration of Trust of the Registrant or the Bylaws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

               (b) Within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

                    (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

                    (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 10th day of September, 2004.

                                        TOUCHSTONE STRATEGIC TRUST

                                           /s/ Jill T. McGruder
                                        By:---------------------------
                                           Jill T. McGruder
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 10th day of September, 2004.



/s/ Jill T. McGruder                 Trustee & President
-----------------------
JILL T. MCGRUDER

/s/ Terrie A. Wiedenheft
-----------------------              Controller & Treasurer
TERRIE A. WIEDENHEFT


*JOHN F. BARRETT                      Trustee
---------------------

*J. LELAND BREWSTER                   Trustee
-----------------------

*WILLIAM O. COLEMAN                   Trustee
-----------------------

*PHILLIP R. COX                       Trustee
-----------------------

*H. JEROME LERNER                     Trustee
-----------------------

*ROBERT E. STAUTBERG                  Trustee
-----------------------

*JOHN P. ZANOTTI                      Trustee
-----------------------


By: /s/ Tina H. Bloom
-----------------------
   Tina H. Bloom
   *Attorney-in-Fact
   September 10, 2004

                        EXHIBIT INDEX

1.  Form of Underwriter's Dealer Agreement

2.  Consent of Independent Auditors

3.  Amended Rule 18f-3 Plan

4. Code of Ethics for Fort Washington Investment Advisors, Inc.